Prospectus

March 1, 2010

	Ticker Symbols	
	Institutional Class	Investor Class
YieldQuest Core Equity Fund	YQCEX	YCEIX
YieldQuest Total Return Bond Fund	YQTRX	YTRIX
YieldQuest Tax-Exempt Bond Fund	YQTEX	YTEIX
YieldQuest Core Bond Fund	—	—
YieldQuest Core Tax-Exempt Bond Fund	—	—

YieldQuest Funds

Don't Just Invest...Seek Performance

This Prospectus provides important information about the Funds that you should know before investing. Please read it carefully and keep it for future reference. The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

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YIELDQUEST CORE EQUITY FUND
Summary Section

Investment Objectives

The investment objective of the YieldQuest Core Equity Fund (the “Equity Fund” and the “Fund”) is long-term capital appreciation and, secondarily, income.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold shares of the Equity Fund.

Shareholder Fees	Institutional		Investor Class
(fees paid directly from your investment)	Class Shares		Shares

Maximum Sales Charge (Load) Imposed on Purchases	NONE		NONE
Maximum Deferred Sales Charge (Load)	NONE		NONE
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	NONE		NONE
Redemption Fee	NONE		NONE
Exchange Fee	NONE		NONE

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.99%		0.99%
Distribution and/or Service (12b-1) Fees	NONE		0.25%
Total Other Expenses	3.83%		3.93%
Short Dividend and Interest Expense		1.44%		1.44%
Remaining Other Expenses		2.39%		2.49%
Acquired Fund Fees and Expenses[1]	0.91%		0.91%
Total Annual Fund Operating Expenses	5.73%		6.08%
Expense Reimbursement[2]	-2.19%		-2.19%
Total Annual Fund Operating Expenses After Expense Reimbursement	3.54%		3.89%

1Represents the pro rata fees and expenses indirectly incurred by the Fund as a result of investing in other investment companies, including ETFs, closed-end funds and money market funds that have their own expenses. These fees and expenses are not used to calculate the Fund’s net asset value. Excluding these expenses, Total Annual Fund Operating Expenses After Expense Reimbursement would have been 2.63% for Institutional Class Shares and 2.98% for Investor Class Shares.

2The Advisor contractually has agreed to waive its fee and/or reimburse expenses, so that Total Annual Fund Operating Expenses (excluding 12b-1 and administrative services fees and certain other expenses) do not exceed 1.19% of average daily net assets of Institutional Class shares and Investor Class shares, each through March 1, 2011. This expense cap may not be terminated prior to this date except by the Board of Trustees.

In the table above, “Short Dividend and Interest Expense” occurs when a Fund short-sells an equity security to gain the inverse exposure necessary to meet its investment objective. The Fund must pay out the dividend rate of the equity security and/or interest to the lender and records this as an expense. However, any such dividend on a security sold short generally reduces the market value of the shorted security — thus increasing the Fund’s unrealized gain or reducing the Fund’s unrealized loss on its short sale transaction. This expense is not a fee charged to the shareholder by any service provider. Rather it is more similar to the transaction costs or capital expenditures associated with the day-to-day management of any mutual fund. If these costs had been treated as transaction costs or capital items, “Total Annual Fund Operating Expense After Expense Reimbursement” would have been 2.10% for Institutional Class Shares and 2.45% for Investor Class Shares.

Example:

This example is intended to help you compare the cost of investing in the Equity Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except for reimbursement reflected in the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years

Institutional Class Shares	$357	$1,511	$2,648	$5,420
Investor Class Shares	$391	$1,607	$2,798	$5,662

Portfolio Turnover

The Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 338% of the average value of its portfolio.

Investments, Risks and Performance

Principal Strategies

Under normal circumstances, the Equity Fund generally invests at least 80% of its net assets in equity securities of companies of all market capitalizations, either directly or through investments in other investment companies, including exchange-traded funds (“ETFs”) and actively managed closed-end mutual funds. The Equity Fund invests primarily in large-cap securities, either directly or through other investment companies, ETFs and closed end funds that primarily invest in large-cap securities.

Equity securities in which the Fund may invest include common stocks and common stock equivalents (such as rights, warrants and convertible securities), shares of other investment companies that invest primarily in equity securities, publicly-traded partnerships and equity real estate investment trusts (REITs). The Equity Fund may invest up to one-third of its assets in foreign securities, including emerging market securities and forward foreign currency contracts. The Equity Fund may invest up to 20% of its net assets in debt securities of any quality or maturity, directly or through publicly-traded partnerships, other investment companies, or ETFs of closed end funds that invest primarily in debt securities or commodities; mortgage REITS; and municipal securities. From time to time, depending on general market conditions and the prospects presented by the individual security, the Equity Fund may invest up to 10% of its net assets, measured at the time of purchase, in non-investment grade debt securities, commonly known as “junk bonds.”

The Fund’s portfolio may be comprised substantially of shares of other investment companies (including mutual funds, ETFs, closed end funds and money market funds). As a result of its overall strategy, the Fund engages in active trading of portfolio securities which causes the Fund to experience a high portfolio turnover rate. The Fund may invest in derivatives, using them for any purpose consistent with its investment objective including hedging or managing risk, obtaining market exposure, or maintaining sufficient liquidity. The Fund may invest up to 15% of its net assets (at the time of purchase) in illiquid securities. The Fund may engage in short sales.

Principal Risks of Investing in the Equity Fund

All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and your shares at redemption may be worth less than your initial investment. Below are some of the specific risks of investing in the Fund.

•	Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations. The equity securities purchased by the Fund may involve large price swings and potential for loss. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

•	Management Risk. The strategies used by YieldQuest Advisors, LLC (the “Advisor”) with respect to the Fund may fail to produce the intended results. If the Advisor’s investment strategies fail to produce the intended results, your investment could be diminished or even lost. In addition, the Advisor’s active trading strategy may increase the Fund’s costs and, thereby, reduce its performance.

•	Small and Mid-Cap Risk. Stocks of small and mid-cap companies are more risky than stocks of larger companies. Many of these companies are young and have a limited track record. Their securities may trade less frequently and in more limited volume than those of more mature companies. As a result, small and mid-cap stocks may be significantly more volatile than larger-cap stocks.

•	Investment Company Securities Risk. When the Fund invests in another investment company (including ETFs and closed-end funds), it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the funds). The Fund has no control over the risks taken by the underlying funds in which it invests.

•	ETF Risk. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to non-exchange traded funds: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

•	Closed-End Fund Risk. The amount of public information available about closed-end funds generally is less than for open end mutual funds. Consequently, the Advisor may make investment decisions based on information that is incomplete or inaccurate. In addition, because closed-end funds are not redeemable at the holder’s option, such funds typically trade primarily on the secondary market. The market price of a closed-end fund’s shares may be affected by its dividend or distribution levels (which are dependent, in part, on expenses), stability of dividends or distributions, general market and economic conditions, and other factors beyond the control of a closed-end fund. The foregoing factors may result in the market price of the shares of the closed-end fund being greater than, less than, or equal to, the closed-end fund’s net asset value. This means that a closed-end fund’s shares may trade at a discount to its net asset value. Another risk generally associated with closed-end funds is that most closed-end funds leverage their assets (i.e., use borrowed money to buy additional assets) in the attempt to enhance their yield. Overall stock market risks may affect the value of closed end funds. During periods of extreme market volatility, the price of a closed-end fund that holds a portfolio of fixed income securities generally may fall on the days that equity markets experience significant losses.

•	Preferred Stock Risk. Preferred stock generally is subject to risks associated with fixed income securities, including credit risk and sensitivity to interest rates.

•	Fixed Income Securities Risk: The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return. As nominal interest rates rise, the value of fixed income securities held by the Fund is likely to decrease. A nominal interest rate is the sum of a real interest rate and an expected inflation rate.

•	Junk Bond Risk. The Fund may be subject to greater levels of interest rate and credit risk as a result of investing in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments.

•	Turnover Risk. The Fund is actively managed and may experience a high rate of portfolio turnover. A higher rate of portfolio turnover increases brokerage and other expenses, which are borne by the Fund and its shareholders. High portfolio turnover also may result in the realization of substantial net short-term capital gains which, when distributed, are taxable to shareholders.

•	Real Estate Investment Trust (REIT) Risk – When the Fund invests in REITs, it is subject to risks generally associated with investing in real estate, such as: (i) possible declines in the value of real estate, (ii) adverse general and local economic conditions, (iii) possible lack of availability of mortgage funds, (iv) changes in interest rates, and (v) environmental problems. In addition, REITs are subject to certain other risks related specifically to their structure and focus.

•	Foreign Securities Risk: When the Fund invests in foreign securities, including investments in other investment companies that hold a portfolio of foreign securities, it will be subject to additional risks not typically associated with investing in U.S. Government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. In addition, the value of securities denominated in foreign currency can change when foreign currencies strengthen or weaken relative to the U.S. dollar. These currency movements may negatively impact the value of the Fund’s portfolio even when there is no change in the value of the related security in the issuer’s home country. To the extent that the Fund invests in securities of foreign companies in emerging markets, the Fund will be subject to additional risks that may be different from or greater than risks of investing in securities of foreign companies based in developed countries.

•	Currency Risk. Foreign investments also may be riskier than U.S. investments because of fluctuations in currency exchange rates. Securities of foreign companies may be denominated in foreign currencies. Exchange rate fluctuations may reduce or eliminate gains or create losses. The Advisor may not hedge against currency movements in the various markets in which the Fund invests so the value of the Fund is subject to the risk of adverse changes in currency exchange rates.

•	Municipal Securities Risk. The value of municipal obligations can fluctuate over time, and may be affected by adverse political, legislative and tax changes, as well as by financial developments that affect the municipal issuers. Municipal securities are also subject to the risk that legislative changes and local and business developments may adversely affect the yield or value of the Fund’s investments in such securities.

•	Short Sale Risk. Short sales expose the Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. The Fund may also incur additional costs in connection with its short sales, including, for example, borrowing and accounting maintenance costs.

•	Publicly Traded Partnership Risk. Investments in publicly traded partnerships are subject to various risks related to the underlying operating companies controlled by such partnerships, including dependence upon specialized management skills and the risk that such management may lack, or have limited, operating histories.

•	Derivatives Risk. The Fund’s investments in derivatives (directly or indirectly through underlying funds) will expose it to various risks. The use of derivatives involves risks that may be different from the risks associated with investing directly in the underlying assets. For example, the value of derivative investments may rise or fall more rapidly than other investments, and could result in a Fund or an underlying fund losing more than the amount invested in the derivative instrument in the first place. There is also risk that the Advisor could be incorrect in its expectations about the direction or extent of movement of various markets. In addition, while the principal purpose of derivative instrument used for hedging is to limit the effects of adverse market movements, the expenses involved may cause the Fund’s return to be less than if hedging had not taken place. Derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses. The Fund also could experience losses that reduce its returns if the securities underlying its derivative positions are not closely correlated with its other investments, or if the Fund is unable to close out a position because the market for the derivative instrument becomes illiquid. Many derivatives, in addition to other requirements, generally require that the Fund segregate cash or liquid assets with its custodian to the extent Fund obligations are not otherwise “covered” through ownership of the underlying security or financial instrument. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. Derivatives typically involve the use of leverage and, as a result, a small investment in derivatives could have a potentially large impact on the Fund’s performance; certain gains or losses could be amplified, increasing movements in the share price of the Fund.

•	Commodities Risk. The Fund may invest in publicly traded master limited partnerships, ETFs, and other investment companies that are subject to commodities risks based upon their underlying investments. To the extent that the Fund invests in commodities-related investments, it will be subject to additional risks. In general, these investments may be subject to greater volatility, depend upon specialized management skills and may lack or have limited operating histories. For example, the value of ETFs that invest in commodities, such as gold, silver, oil or agricultural products, are highly dependent on the prices of the related commodity. The demand and supply of these commodities may fluctuate widely based on various factors.

Performance

The performance table provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The Fund makes updated performance information available at the Fund’s website, www.yieldquest.com.

Year-by Year Total Returns for the Institutional Class
for the periods ending December 31

During the period shown, the highest return for a quarter was 25.07% for the quarter ended June 30, 2009, and the lowest return was -38.80% for the quarter ended December 31, 2008.

Average Annual Total Returns for the periods ended December 31, 2009.

	One Year	Since Inception

YieldQuest Core Equity Fund – Institutional Class (commenced operations on November 1, 2005)
Return Before Taxes	21.31%	-8.57%
Return After Taxes on Distributions	21.21%	-9.63%
Return After Taxes on Distributions and Sale of Fund Shares	14.00%	-7.55%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	26.47%	0.25%

YieldQuest Core Equity Fund – Investor Class (commenced operations on February 28, 2008)
Return Before Taxes	21.10%	-25.89%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	26.47%	-6.96%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance data current to the most recent month end may be obtained by calling (877)-497-3634.

Management

Investment Advisor

YieldQuest Advisors, LLC serves as investment advisor to the Fund.

Portfolio Managers

The individuals who are primarily responsible for day-to-day management of the Fund are:

•	Jay K. Chitnis – Portfolio Manager and Chief Investment Strategist

•	David N. Summers IV – Portfolio Manager

•	Joseph B. Patire – Portfolio Manager

•	John N. Bliss – Portfolio Manager

Mr. Chitnis has been primarily responsible for determining the investment strategy to be used by, and the advice to be given to, the Fund since November 2005. Messrs. Summers, Patire and Bliss have served on the Advisor’s investment committee and as portfolio managers of the Fund since December 2007. They are responsible for assisting Mr. Chitnis in implementing the investment strategy of the Fund and for providing day-to-day management for the Fund.

Tax Information

The Equity Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, except when your investment in the Fund is made through an individual retirement account, 401(k) or other tax-advantaged account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

YIELDQUEST TOTAL RETURN BOND FUND
Summary Section

Investment Objectives

The investment objective of the YieldQuest Total Return Bond Fund (the “Total Return Fund” and the “Fund”) is total return comprised of both income and capital appreciation.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold shares of the Total Return Fund.

Shareholder Fees	Institutional		Investor Class
(fees paid directly from your investment)	Class Shares		Shares

Maximum Sales Charge (Load) Imposed on Purchases	NONE		NONE
Maximum Deferred Sales Charge (Load)	NONE		NONE
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	NONE		NONE
Redemption Fee	NONE		NONE
Exchange Fee	NONE		NONE

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.59%		0.59%
Distribution and/or Service (12b-1) Fees	NONE		0.25%
Total Other Expenses	1.19%		1.29%
Short Dividend and Interest Expense		0.61%		0.61%
Remaining Other Expenses		0.58%		0.68%
Acquired Fund Fees and Expenses[1]	0.77%		0.77%
Total Annual Fund Operating Expenses	2.55%		2.90%
Expense Reimbursement[2]	-0.38%		-0.38%
Total Annual Fund Operating Expenses After Expense Reimbursement	2.17%		2.52%

1Represents the pro rata fees and expenses indirectly incurred by the Fund as a result of investing in other investment companies, including ETFs, closed-end funds and money market funds that have their own expenses. These fees and expenses are not used to calculate the Fund’s net asset value. Excluding these expenses, Total Annual Fund Operating Expenses After Expense Reimbursement would have been 1.40% for Institutional Class Shares and 1.75% for Investor Class Shares.

2The Advisor contractually has agreed to waive its fee and/or reimburse expenses, so that Total Annual Fund Operating Expenses (excluding 12b-1 and administrative services fees and certain other expenses) do not exceed 0.79% of average daily net assets of Institutional Class shares and Investor Class shares, each through March 1, 2011. This expense cap may not be terminated prior to this date except by the Board of Trustees.

In the table above, “Short Dividend and Interest Expense” occurs when a Fund short-sells an equity security to gain the inverse exposure necessary to meet its investment objective. The Fund must pay out the dividend rate of the equity security and/or interest to the lender and records this as an expense. However, any such dividend on a security sold short generally reduces the market value of the shorted security — thus increasing the Fund’s unrealized gain or reducing the Fund’s unrealized loss on its short sale transaction. This expense is not a fee charged to the shareholder by any service provider. Rather it is more similar to the transaction costs or capital expenditures associated with the day-to-day management of any mutual fund. If these costs had been treated as transaction costs or capital items, “Total Annual Fund Operating Expense After Expense Reimbursement” would have been 1.56% for Institutional Class Shares and 1.91% for Investor Class Shares.

Example:

This example is intended to help you compare the cost of investing in the Total Return Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same

(except for reimbursement reflected in the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years

Institutional Class Shares	$220	$757	$1,321	$2,857
Investor Class Shares	$255	$862	$1,495	$3,196

Portfolio Turnover

The Total Return Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 331% of the average value of its portfolio.

Investments, Risks and Performance

Principal Strategies

Under normal circumstances, the Total Return Fund generally invests at least 80% of its net assets in a broad range of fixed income securities, either directly or through investments in ETFs and actively managed closed-end funds that invest primarily in fixed income securities. The Total Return Fund seeks to benefit from attractive valuations in every segment of the fixed income market by investing in bonds, notes, mortgage-backed and asset-backed securities, collateralized mortgage obligations, corporate debt, mortgage REITs, publicly-traded partnerships, convertible securities, preferred securities that make regular interest or dividend payments, U.S. government securities, short-term obligations (such as commercial paper), Separate Trading of Registered Interest and Principal of Securities (“STRIPS”), auction rate securities (“ARS”), municipal bonds and money market investments.

The Total Return Fund may invest in fixed income securities of any maturity. Typically, the Total Return Fund’s weighted average maturity ranges from two to 10 years. Under normal circumstances, the Total Return Fund invests in investment grade fixed income securities. From time to time, depending on general market conditions and the prospects presented by the individual security, the Total Return Fund may invest up to 25% of its net assets, measured at the time of purchase, in non-investment grade fixed income securities, commonly known as “junk bonds.” The Total Return Fund may invest up to one-third of its assets in securities of foreign issuers, including forward foreign currency contracts and securities of issuers based in emerging markets, either directly or indirectly through investments in other investment companies that invest primarily in foreign securities and/or depositary receipts.

The Total Return Fund may invest up to 20% of its net assets in other than debt securities, including equity securities, such as dividend paying common stocks, preferred stocks, equity REITs, ETFs and actively managed closed-end funds that invest primarily in stocks, commodities or equity REITs.

The Fund’s portfolio may be comprised substantially of shares of other investment companies (including mutual funds, ETFs, closed end funds and money market funds). As a result of its overall strategy, the Fund engages in active trading of portfolio securities which causes the Fund to experience a high portfolio turnover rate. The Fund may invest in derivatives, using them for any purpose consistent with its investment objective including hedging or managing risk, obtaining market exposure, or maintaining sufficient liquidity. The Fund may invest up to 15% of its net assets (at the time of purchase) in illiquid securities. The Fund may engage in short sales.

Principal Risks of Investing in the Total Return Fund

All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and your shares at redemption may be worth less than your initial investment. Below are some of the specific risks of investing in the Total Return Fund.

•	Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations. Equity securities purchased by the Fund may involve large price swings and potential for loss. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

•	Management Risk. The strategies used by the Advisor with respect to the Fund may fail to produce the intended results. If the Advisor’s investment strategies with respect to the Fund fails to produce the intended results, your investment could be diminished or even lost. In addition, the Advisor’s active trading strategy for the Fund may increase the Fund’s costs and, thereby, reduce its performance.

•	Fixed Income Securities Risk: The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return. As nominal interest rates rise, the value of fixed income securities held by the Fund is likely to decrease. A nominal interest rate is the sum of a real interest rate and an expected inflation rate.

•	Junk Bond Risk. The Fund may be subject to greater levels of interest rate and credit risk as a result of investing in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments.

•	Investment Company Securities Risk. When the Fund invests in another investment company (including ETFs and closed-end funds), it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the funds). The Fund has no control over the risks taken by the underlying funds in which it invests.

•	ETF Risk. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to non-exchange traded funds: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

•	Closed-End Fund Risk. The amount of public information available about closed-end funds generally is less than for open end mutual funds. Consequently, the Advisor may make investment decisions based on information that is incomplete or inaccurate. In addition, because closed-end funds are not redeemable at the holder’s option, such funds typically trade primarily on the secondary market. The market price of a closed-end fund’s shares may be affected by its dividend or distribution levels (which are dependent, in part, on expenses), stability of dividends or distributions, general market and economic conditions, and other factors beyond the control of a closed-end fund. The foregoing factors may result in the market price of the shares of the closed-end fund being greater than, less than, or equal to, the closed-end fund’s net asset value. This means that a closed-end fund’s shares may trade at a discount to its net asset value. Another risk generally associated with closed-end funds is that most closed-end funds leverage their assets (i.e., use borrowed money to buy additional assets) in the attempt to enhance their yield. Overall stock market risks may affect the value of closed end funds. During periods of extreme market volatility, the price of a closed-end fund that holds a portfolio of fixed income securities generally may fall on the days that equity markets experience significant losses.

•	Auction Rate Securities Risk. Auction rate securities are debt instruments with long-term nominal maturities for which the interest rate is reset at specific shorter frequencies. While the auction rate process is designed to permit the holder to sell the auction rate securities in an auction at par value at specified intervals, there is the risk that an auction will fail due to insufficient demand for the securities. Auction rate securities may be subject to changes in interest rates, including decreased interest rates. Failed auctions may impair the liquidity of auction rate securities.

•	Foreign Securities Risk: When the Fund invests in foreign securities, including investments in other investment companies that hold a portfolio of foreign securities, it will be subject to additional risks not typically associated with investing in U.S. Government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. In addition, the value of securities denominated in foreign currency can change when foreign currencies strengthen or weaken relative to the U.S. dollar. These currency movements may negatively impact the value of the Fund’s portfolio even when there is no change in the value of the related security in the issuer’s home country. To the extent that the Fund invests in securities of foreign companies in emerging markets, the Fund will be subject to additional risks that may be different from or greater than risks of investing in securities of foreign companies based in developed countries.

•	Currency Risk. Foreign investments also may be riskier than U.S. investments because of fluctuations in currency exchange rates. Securities of foreign companies may be denominated in foreign currencies. Exchange rate fluctuations may reduce or eliminate gains or create losses. The Aadvisor may not hedge against currency movements in the various markets in which the Fund invests so the value of the Fund is subject to the risk of adverse changes in currency exchange rates.

•	Municipal Securities Risk. The value of municipal obligations can fluctuate over time, and may be affected by adverse political, legislative and tax changes, as well as by financial developments that affect the municipal issuers.

•	Government Securities Risk. It is possible that the U.S. Government would not provide financial support to its agencies or instrumentalities if it is not required to do so by law. If a U.S. Government agency or instrumentality in which the Fund invests defaults and the U.S. Government does not stand behind the obligation, the Fund’s share price or yield could fall. Securities of U.S. Government sponsored entities, such as Freddie Mac or Fannie Mae are neither issued or guaranteed by the U.S. Government. The U.S. Government’s guarantee of ultimate payment of principal and timely payment of interest of the U.S. Government securities owned by the Fund does not imply that the Fund’s shares are guaranteed or that the price of the Fund’s shares will not fluctuate.

•	Preferred Stock Risk. Preferred stock generally is subject to risks associated with fixed income securities, including credit risk and sensitivity to interest rates.

•	Mortgage-Related and Other Asset-Backed Securities Risk. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Mortgage-backed securities (MBS) may also possess credit risk. Asset-backed securities typically are supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guaranty or senior subordination. The degree of credit enhancement varies, but generally amounts to only a fraction of the asset-backed security’s par value until exhausted. If the credit enhancement is exhausted, certificateholders may experience losses or delays in payment if the required payments of principal and interest are not made to the issuer of the asset-backed securities with respect to the underlying loans.

•	REIT Risk. When the Fund invests in REITs, it is subject to risks generally associated with investing in real estate, such as: (i) possible declines in the value of real estate, (ii) adverse general and local economic conditions, (iii) possible lack of availability of mortgage funds, (iv) changes in interest rates, and (v) environmental problems. In addition, REITs are subject to certain other risks related specifically to their structure and focus.

•	Short Sale Risk. Short sales expose the Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. The Fund may also incur additional costs in connection with its short sales, including, for example, borrowing and accounting maintenance costs.

•	Publicly Traded Partnership Risk. Investments in publicly traded partnerships are subject to various risks related to the underlying operating companies controlled by such partnerships, including dependence upon specialized management skills and the risk that such management may lack, or have limited, operating histories.

•	Turnover Risk. The Fund is actively managed and experiences a high rate of portfolio turnover. A higher rate of portfolio turnover increases brokerage and other expenses, which are borne by the Fund and its shareholders. High portfolio turnover also may result in the realization of substantial net short-term capital gains which, when distributed, are taxable to shareholders.

•	Derivatives Risk. The Fund’s investments in derivatives (directly or indirectly through underlying funds) will expose it to various risks. The use of derivatives involves risks that may be different from the risks associated with investing directly in the underlying assets. For example, the value of derivative investments may rise or fall more rapidly than other investments, and could result in the Fund or an underlying fund losing more than the amount invested in the derivative instrument in the first place. There is also risk that the Advisor could be incorrect in its expectations about the direction or extent of movement of various markets. In addition, while the principal purpose of derivative instrument used for hedging is to limit the effects of adverse market movements, the expenses involved may cause the Fund’s return to be less than if hedging had not taken place. Derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses. The Fund also could experience losses that reduce its returns if the securities underlying its derivative positions are not closely correlated with its other investments, or if the Fund is unable to close out a position because the market for the derivative instrument becomes illiquid. Many derivatives, in addition to other requirements, generally require that the Fund segregate cash or liquid assets with its custodian to the extent Fund obligations are not otherwise “covered” through ownership of the underlying security or financial instrument. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. Derivatives typically involve the use of leverage and, as a result, a small investment in derivatives could have a potentially large impact on the Fund’s performance; certain gains or losses could be amplified, increasing movements in the share price of the Fund.

•	Commodities Risk. The Fund may invest in publicly traded master limited partnerships, ETFs, and other investment companies that are subject to commodities risks based upon their underlying investments. To the extent that the Fund invests in commodities-related investments, it will be subject to additional risks. In general, these investments may be subject to greater volatility, depend upon specialized management skills and may lack or have limited operating histories. For example, the value of ETFs that invest in commodities, such as gold, silver, oil or agricultural products, are highly dependent on the prices of the related commodity. The demand and supply of these commodities may fluctuate widely based on various factors.

Performance

The performance table provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The Fund makes updated performance information available at the Fund’s website, www.yieldquest.com.

Year-by-Year Total Returns for the Institutional Class
For the periods ending December 31

During the period shown, the highest return for a quarter was 14.01% for the quarter ended June 30, 2009, and the lowest return was -14.08% for the quarter ended September 30, 2008.

Average Annual Total Returns for the periods ended December 31, 2009.

	One Year	Since Inception

YieldQuest Total Return Bond Fund – Institutional Class (commenced operations on November 1, 2005)
Return Before Taxes	11.92%	-0.95%
Return After Taxes on Distributions	9.28%	-3.05%
Return After Taxes on Distributions and Sale of Fund Shares	7.64%	-1.94%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	5.93%	5.73%
YieldQuest Total Return Bond Fund – Investor Class (commenced operations on February 28, 2008)
Return Before Taxes	11.51%	-6.50%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	5.93%	5.07%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance data current to the most recent month end may be obtained by calling (877)-497-3634.

Management

Investment Advisor

YieldQuest Advisors, LLC serves as investment advisor to the Total Return Fund.

Portfolio Managers

The individuals who are primarily responsible for day-to-day management of the Fund are:

•	Jay K. Chitnis – Portfolio Manager and Chief Investment Strategist

•	David N. Summers IV – Portfolio Manager

•	Joseph B. Patire – Portfolio Manager

Mr. Chitnis has been primarily responsible for determining the investment strategy to be used by, and the advice to be given to, the Fund since November 2005. Messrs. Summers, Patire and Bliss have served on the Advisor’s investment committee and as portfolio managers of the Fund since December 2007. They are responsible for assisting Mr. Chitnis in implementing the investment strategy of the Fund and for providing day-to-day management for the Fund.

Tax Information

The Total Return Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, except when your investment in the Fund is made through an individual retirement account, 401(k) or other tax-advantaged account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

YIELDQUEST TAX-EXEMPT BOND FUND

Summary Section

Investment Objectives

The investment objective of the YieldQuest Tax-Exempt Bond Fund (the “Tax-Exempt Fund” and the “Fund”) is to maximize current tax-exempt income.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold shares of the Tax-Exempt Fund.

Shareholder Fees	Institutional		Investor Class
(fees paid directly from your investment)	Class Shares		Shares

Maximum Sales Charge (Load) Imposed on Purchases	NONE		NONE
Maximum Deferred Sales Charge (Load)	NONE		NONE
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	NONE		NONE
Redemption Fee	NONE		NONE
Exchange Fee	NONE		NONE

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.59%		0.59%
Distribution and/or Service (12b-1) Fees	NONE		0.25%
Total Other Expenses	1.62%		1.72%
Short Dividend and Interest Expense		0.93%		0.93%
Remaining Other Expenses		0.69%		0.79%
Acquired Fund Fees and Expenses[1]	0.64%		0.64%
Total Annual Fund Operating Expenses	2.85%		3.20%
Expense Reimbursement[2]	-0.49%		-0.49%
Total Annual Fund Operating Expenses After Expense Reimbursement	2.36%		2.71%

1Represents the pro rata fees and expenses indirectly incurred by the Fund as a result of investing in other investment companies, including ETFs, closed-end funds and money market funds that have their own expenses. These fees and expenses are not used to calculate the Fund’s net asset value. Excluding these expenses, Total Annual Fund Operating Expenses After Expense Reimbursement would have been 1.72% for Institutional Class Shares and 2.07% for Investor Class Shares.

2The Advisor contractually has agreed to waive its fee and/or reimburse expenses, so that Total Annual Fund Operating Expenses (excluding 12b-1 and administrative services fees and certain other expenses) do not exceed 0.79% of average daily net assets of Institutional Class shares and Investor Class shares, each through March 1, 2011. This expense cap may not be terminated prior to this date except by the Board of Trustees.

In the table above, “Short Dividend and Interest Expense” occurs when a Fund short-sells an equity security to gain the inverse exposure necessary to meet its investment objective. The Fund must pay out the dividend rate of the equity security and/or interest to the lender and records this as an expense. However, any such dividend on a security sold short generally reduces the market value of the shorted security — thus increasing the Fund’s unrealized gain or reducing the Fund’s unrealized loss on its short sale transaction. This expense is not a fee charged to the shareholder by any service provider. Rather it is more similar to the transaction costs or capital expenditures associated with the day-to-day management of any mutual fund. If these costs had been treated as transaction costs or capital items, “Total Annual Fund Operating Expense After Expense Reimbursement” would have been 1.43% for Institutional Class Shares and 1.78% for Investor Class Shares.

Example:

This example is intended to help you compare the cost of investing in the Tax-Exempt Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except for reimbursement reflected in the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years

Institutional Class Shares	$239	$837	$1,460	$3,141
Investor Class Shares	$274	$941	$1,631	$3,470

Portfolio Turnover

The Tax-Exempt Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 184% of the average value of its portfolio.

Investments, Risks and Performance

Principal Strategies

Under normal circumstances, the Tax-Exempt Fund invests at least 80% of its net assets in municipal bonds exempt from both regular federal income tax and federal alternative minimum tax (“AMT”), either directly or through ETFs and closed-end funds whose underlying investments consist primarily of municipal bonds or other investments exempt from both federal income tax and federal AMT. The Fund may invest in fixed income securities of any maturity. Typically, the Tax-Exempt Fund’s weighted average maturity ranges from two to 12 years. The Tax-Exempt Fund may also invest up to 25% of its net assets in non-investment grade tax-exempt securities commonly known as “junk bonds.”

The Tax-Exempt Fund may invest up to 20% of its net assets in securities other than tax-exempt municipal securities, including, common stocks, preferred stocks, taxable bonds, foreign bonds (including sovereign debt, foreign corporate debt and debt of issuers located in emerging markets), forward foreign currency contracts, convertible securities, equity and/or mortgage REITs, publicly-traded partnerships, and other investment companies (including ETFs, closed-end and open-end mutual funds) that hold any of the foregoing securities or that invest in commodities, money market funds, and cash and cash equivalents.

The Fund’s portfolio may be comprised substantially of shares of other investment companies (including mutual funds, ETFs, closed end funds and money market funds). As a result of its overall strategy, the Fund engages in active trading of portfolio securities which causes the Fund to experience a high portfolio turnover rate. The Fund may invest in derivatives, using them for any purpose consistent with its investment objective including hedging or managing risk, obtaining market exposure, or maintaining sufficient liquidity. The Fund may invest up to 15% of its net assets (at the time of purchase) in illiquid securities. The Fund may engage in short sales.

Principal Risks of Investing in the Tax-Exempt Fund

All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and your shares at redemption may be worth less than your initial investment. Below are some of the specific risks of investing in the Tax-Exempt Fund.

•	Fixed Income Securities Risk: The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return. As nominal interest rates rise, the value of fixed income securities held by the Fund is likely to decrease. A nominal interest rate is the sum of a real interest rate and an expected inflation rate. Inflation-indexed securities, including Treasury Inflation-Protected Securities (TIPS), decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar duration.

•	Municipal Securities Risk. The value of municipal obligations can fluctuate over time, and may be affected by adverse political, legislative and tax changes, as well as by financial developments that affect the municipal issuers.

•	Junk Bond Risk. The Fund may be subject to greater levels of interest rate and credit risk as a result of investing in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments.

•	Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations. Equity securities purchased by the Fund may involve large price swings and potential for loss. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

•	Management Risk. The strategies used by the Advisor with respect to the Fund may fail to produce the intended results. If the Advisor’s investment strategies with respect to the Fund fails to produce the intended results, your investment could be diminished or even lost. In addition, the Advisor’s active trading strategy for the Fund may increase the Fund’s costs and, thereby, reduce its performance.

•	Investment Company Securities Risk. When the Fund invests in another investment company (including ETFs and closed-end funds), it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the funds). The Fund has no control over the risks taken by the underlying funds in which it invests.

•	ETF Risk. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to non-exchange traded funds: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

•	Closed-End Fund Risk. The amount of public information available about closed-end funds generally is less than for open end mutual funds. Consequently, the Advisor may make investment decisions based on information that is incomplete or inaccurate. In addition, because closed-end funds are not redeemable at the holder’s option, such funds typically trade primarily on the secondary market. The market price of a closed-end fund’s shares may be affected by its dividend or distribution levels (which are dependent, in part, on expenses), stability of dividends or distributions, general market and economic conditions, and other factors beyond the control of a closed-end fund. The foregoing factors may result in the market price of the shares of the closed-end fund being greater than, less than, or equal to, the closed-end fund’s net asset value. This means that a closed-end fund’s shares may trade at a discount to its net asset value. Another risk generally associated with closed-end funds is that most closed-end funds leverage their assets (i.e., use borrowed money to buy additional assets) in the attempt to enhance their yield. Overall stock market risks may affect the value of closed end funds. During periods of extreme market volatility, closed-end funds may be subject to these market risks. For example, the price of a closed-end fund that holds a portfolio of fixed income securities generally may fall on the days that equity markets experience significant losses.

•	Foreign Securities Risk: When the Fund invests in foreign securities, including investments in other investment companies that hold a portfolio of foreign securities, it will be subject to additional risks not typically associated with investing in U.S. Government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. In addition, the value of securities denominated in foreign currency can change when foreign currencies strengthen or weaken relative to the

U.S. dollar. These currency movements may negatively impact the value of the Fund’s portfolio even when there is no change in the value of the related security in the issuer’s home country. To the extent that the Fund invests in securities of foreign companies in emerging markets, the Fund will be subject to additional risks that may be different from or greater than risks of investing in securities of foreign companies based in developed countries.

•	Currency Risk. Foreign investments also may be riskier than U.S. investments because of fluctuations in currency exchange rates. Securities of foreign companies may be denominated in foreign currencies. Exchange rate fluctuations may reduce or eliminate gains or create losses. The Advisor may not hedge against currency movements in the various markets in which the Fund invests so the value of the Fund is subject to the risk of adverse changes in currency exchange rates.

•	Government Securities Risk. It is possible that the U.S. Government would not provide financial support to its agencies or instrumentalities if it is not required to do so by law. If a U.S. Government agency or instrumentality in which the Fund invests defaults and the U.S. Government does not stand behind the obligation, the Fund’s share price or yield could fall. Securities of U.S. Government sponsored entities, such as Freddie Mac or Fannie Mae are neither issued or guaranteed by the U.S. Government. The U.S. Government’s guarantee of ultimate payment of principal and timely payment of interest of the U.S. Government securities owned by the Fund does not imply that the Fund’s shares are guaranteed or that the price of the Fund’s shares will not fluctuate.

•	Preferred Stock Risk. Preferred stock generally is subject to risks associated with fixed income securities, including credit risk and sensitivity to interest rates.

•	REIT Risk. When the Fund invests in REITs, it is subject to risks generally associated with investing in real estate, such as: (i) possible declines in the value of real estate, (ii) adverse general and local economic conditions, (iii) possible lack of availability of mortgage funds, (iv) changes in interest rates, and (v) environmental problems. In addition, REITs are subject to certain other risks related specifically to their structure and focus.

•	Tax Risk. In order to be tax-exempt, municipal securities must meet certain legal requirements and, in order for the Fund to pay exempt-interest dividends to its shareholders, the Fund must meet certain requirements of the Internal Revenue Code of 1986, as amended (the “Code”). Failure to meet such requirements may cause either the interest received or distributed to shareholders by the Fund to be taxable. Changes or proposed changes in federal tax laws may also cause the prices of municipal securities to fall. The federal income tax treatment of payments in respect of certain derivatives contracts is unclear. Additionally, the Fund may not be able to close out certain derivatives contracts when the Advisor determines it is desirable to do so. Consequently, the Fund may receive payments that are treated as taxable income for federal income tax purposes.

•	Short Sale Risk. Short sales expose the Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. The Fund may also incur additional costs in connection with its short sales, including, for example, borrowing and accounting maintenance costs.

•	Publicly Traded Partnership Risk. Investments in publicly traded partnerships are subject to various risks related to the underlying operating companies controlled by such partnerships, including dependence upon specialized management skills and the risk that such management may lack, or have limited, operating histories.

•	Turnover Risk. The Fund is actively managed and may experience a high rate of portfolio turnover. A higher rate of portfolio turnover increases brokerage and other expenses, which are borne by the Fund and its shareholders. High portfolio turnover also may result in the realization of substantial net short-term capital gains which, when distributed, are taxable to shareholders.

•	Derivatives Risk. The Fund’s investments in derivatives (directly or indirectly through underlying funds) will expose it to various risks. The use of derivatives involves risks that may be different from the risks associated with investing directly in the underlying assets. For example, the value of derivative investments may rise or fall more rapidly than other investments, and could result in the Fund or an underlying fund losing more than the amount invested in the derivative instrument in the first place. There is also risk that the Advisor could be incorrect in its expectations about the direction or extent of movement of various markets. In addition, while the principal purpose of derivative instrument used for hedging is to limit the effects of adverse market movements, the expenses involved may cause the Fund’s return to be less than if hedging had not taken place. Derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses. The Fund also could experience losses that reduce its returns if the securities underlying its derivative positions are not closely correlated with its other investments, or if the Fund is unable to close out a position because the market for the derivative instrument becomes illiquid. Many derivatives, in addition to other requirements, generally require that the Fund segregate cash or liquid assets with its custodian to the extent Fund obligations are not otherwise “covered” through ownership of the underlying security or financial instrument. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. Derivatives typically involve the use of leverage and, as a result, a small investment in derivatives could have a potentially large impact on the Fund’s performance; certain gains or losses could be amplified, increasing movements in the share price of the Fund.

•	Commodities Risk. The Fund may invest in publicly traded master limited partnerships, ETFs, and other investment companies that are subject to commodities risks based upon their underlying investments. To the extent that the Fund invests in commodities-related investments, it will be subject to additional risks. In general, these investments may be subject to greater volatility, depend upon specialized management skills and may lack or have limited operating histories. For example, the value of ETFs that invest in commodities, such as gold, silver, oil or agricultural products, are highly dependent on the prices of the related commodity. The demand and supply of these commodities may fluctuate widely based on various factors.

Performance

The performance table provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The Fund makes updated performance information available at the Fund’s website, www.yieldquest.com.

Year-by-Year Total Returns for the Institutional Class
for the periods ending December 31

During the period shown, the highest return for a quarter was 6.18% for the quarter ended September 30, 2009 and the lowest return was -10.56% for the quarter ended September 30, 2008.

Average Annual Total Returns for the periods ended December 31, 2009.

	One Year	Since Inception

YieldQuest Tax-Exempt Bond Fund – Institutional Class (commenced operations on November 1, 2005)
Return Before Taxes	7.13%	-0.28%
Return After Taxes on Distributions	7.01%	-0.42%
Return After Taxes on Distributions and Sale of Fund Shares	6.07%	0.25%
Barclays Capital 7 Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	7.61%	5.38%
YieldQuest Tax-Exempt Bond Fund – Investor Class (commenced operations on February 28, 2008)
Return Before Taxes	6.74%	-4.47%
Barclays Capital 7 Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	7.61%	7.19%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance data current to the most recent month end may be obtained by calling (877)-497-3634.

Management

Investment Advisor

YieldQuest Advisors, LLC serves as investment advisor to the Tax-Exempt Fund.

Portfolio Managers

The individuals who are primarily responsible for day-to-day management of the Fund are:

•	Jay K. Chitnis – Portfolio Manager and Chief Investment Strategist

•	David N. Summers IV – Portfolio Manager

•	Joseph B. Patire – Portfolio Manager

Mr. Chitnis has been primarily responsible for determining the investment strategy to be used by, and the advice to be given to, the Fund since November 2005. Messrs. Summers, Patire and Bliss have served on the Advisor’s investment committee and as portfolio managers of the Fund since December 2007. They are responsible for assisting Mr. Chitnis in implementing the investment strategy of the Fund and for providing day-to-day management for the Fund.

Tax Information

The Tax-Exempt Fund seeks to pay primarily exempt-interest dividends to its shareholders, which are exempt from federal income taxes and federal AMT but the amount of exempt-interest dividends (versus taxable dividends) will vary year by year depending on the Tax-Exempt Fund’s holdings and income. A portion of the Tax-Exempt Fund’s distributions may be subject to federal income tax.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

YIELDQUEST CORE BOND FUND
(Shares of the YieldQuest Core Bond Fund are not currently available for investment)

Summary Section

Investment Objectives

The investment objective of the YieldQuest Core Bond Fund (the “Core Bond Fund” and the “Fund”) is total return comprised of both income and capital appreciation.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold shares of the Core Bond Fund.

Shareholder Fees	Institutional		Investor Class
(fees paid directly from your investment)	Class Shares		Shares

Maximum Sales Charge (Load) Imposed on Purchases	NONE		NONE
Maximum Deferred Sales Charge (Load)	NONE		NONE
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	NONE		NONE
Redemption Fee	NONE		NONE
Exchange Fee	NONE		NONE
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.34%		0.34%
Distribution and/or Service (12b-1) Fees	NONE		0.25%
Total Other Expenses[1]	0.74%		0.84%
Short Dividend and Interest Expense		0.00%		0.00%
Remaining Other Expenses		0.74%		0.84%
Acquired Fund Fees and Expenses[2]	0.10%		0.10%
Total Annual Fund Operating Expenses	1.18%		1.53%
Expense Reimbursement[3]	-0.59%		-0.59%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.59%		0.94%

1Because the Fund has not yet commenced operations, Total Other Expenses and Acquired Fund Fees and Expenses are estimated for the current fiscal year. Actual expenses may differ.

2Represents the pro rata fees and expenses indirectly incurred by the Fund as a result of investing in other investment companies, including ETFs, closed-end funds and money market funds that have their own expenses. These fees and expenses are not used to calculate the Fund’s net asset value. Excluding these expenses, Total Annual Fund Operating Expenses After Expense Reimbursement would have been 0.49% for Institutional Class Shares and 0.84% for Investor Class Shares.

3The Advisor contractually has agreed to waive its fee and/or reimburse expenses, so that Total Annual Fund Operating Expenses (excluding 12b-1 and administrative services fees and certain other expenses) do not exceed 0.49% of average daily net assets of Institutional Class shares and Investor Class shares, each through March 1, 2011. This expense cap may not be terminated prior to this date except by the Board of Trustees.

In the table above, “Short Dividend and Interest Expense” occurs when a Fund short-sells an equity security to gain the inverse exposure necessary to meet its investment objective. The Fund must pay out the dividend rate of the equity security and/or interest to the lender and records this as an expense. However, any such dividend on a security sold short generally reduces the market value of the shorted security — thus increasing the Fund’s unrealized gain or reducing the Fund’s unrealized loss on its short sale transaction. This expense is not a fee charged to the shareholder by any service provider. Rather it is more similar to the transaction costs or capital expenditures associated with the day-to-day management of any mutual fund.

Example:

This example is intended to help you compare the cost of investing in the Core Bond Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except for reimbursement reflected in the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years

Institutional Class Shares	$60	$316
Investor Class Shares	$96	$425

Portfolio Turnover

The Core Bond Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund has not commenced investment oprerations.

Investments, Risks and Performance

Principal Strategies

The Core Bond Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its net assets in fixed income securities, either directly or indirectly through ETFs that invest primarily in fixed income securities. The Core Bond Fund typically invests in an investment grade portfolio of fixed income and variable rate securities, including corporate bonds, obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (“government securities”), mortgage-backed and asset-backed securities, mortgage pass-through securities, taxable and non-taxable municipal obligations, foreign fixed income securities and money market instruments.

Generally, the Core Bond Fund makes direct investments in fixed income securities. However, the Core Bond Fund may elect to obtain exposure to the fixed income market through investments in ETFs that invest primarily in fixed income securities. The Core Bond Fund may invest up to 20% of its total assets, based on market value at the time of investment, in foreign debt securities denominated in foreign currencies, or U.S. dollar-denominated securities of foreign issuers. The Core Bond Fund may invest up to 20% of its total assets, based on market value at the time of investment, in derivative transactions for any purpose consistent with its investment objective, including hedging or managing risk, obtaining market exposure, or maintaining sufficient liquidity.

Principal Risks of Investing in the Core Bond Fund

All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and your shares at redemption may be worth less than your initial investment. Below are some of the specific risks of investing in the Core Bond Fund.

•	Fixed Income Securities Risk: The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return. As nominal interest rates rise, the value of fixed income securities held by the Fund is likely to decrease. A nominal interest rate is the sum of a real interest rate and an expected inflation rate.

•	Government Securities Risk. It is possible that the U.S. Government would not provide financial support to its agencies or instrumentalities if it is not required to do so by law. If a U.S. Government agency or instrumentality in which the Fund invests defaults and the U.S. Government does not stand behind the obligation, the Fund’s share price or yield could fall. Securities of U.S. Government sponsored entities, such as Freddie Mac or Fannie Mae are neither issued or guaranteed by the U.S. Government. The U.S. Government’s guarantee of ultimate payment of principal and timely payment of interest of the U.S. Government securities owned by the Fund does not imply that the Fund’s shares are guaranteed or that the price of the Fund’s shares will not fluctuate.

•	Municipal Securities Risk. The value of municipal obligations can fluctuate over time, and may be affected by adverse political, legislative and tax changes, as well as by financial developments that affect the municipal issuers.

•	Foreign Securities Risk: When the Fund invests in foreign securities, including investments in other investment companies that hold a portfolio of foreign securities, it will be subject to additional risks not typically associated with investing in U.S. Government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. In addition, the value of securities denominated in foreign currency can change when foreign currencies strengthen or weaken relative to the U.S. dollar. These currency movements may negatively impact the value of the Fund’s portfolio even when there is no change in the value of the related security in the issuer’s home country.

•	Currency Risk. Foreign investments also may be riskier than U.S. investments because of fluctuations in currency exchange rates. Securities of foreign companies may be denominated in foreign currencies. Exchange rate fluctuations may reduce or eliminate gains or create losses. The Advisor may not hedge against currency movements in the various markets in which the Fund invests so the value of the Fund is subject to the risk of adverse changes in currency exchange rates.

•	Investment Company Securities Risk. When the Fund invests in another investment company (such as ETFs), it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the funds). The Fund has no control over the risks taken by the underlying funds in which it invests.

•	ETF Risk. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to non-exchange traded funds: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

•	Management Risk. The strategies used by the Advisor with respect to the Fund may fail to produce the intended results. If the Advisor’s investment strategies with respect to the Fund fails to produce the intended results, your investment could be diminished or even lost. In addition, the Advisor’s active trading strategy may increase the Fund’s costs and thereby, reduce its performance.

•	Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations. The equity securities purchased by the Fund may involve large price swings and potential for loss. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

•	Mortgage-Related and Other Asset-Backed Securities Risk. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. MBS may also possess credit risk. Asset-backed securities typically are supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guaranty or senior subordination. The degree of credit enhancement varies, but generally amounts to only a fraction of the asset-backed security’s par value until exhausted. If the credit enhancement is exhausted, certificateholders may experience losses or delays in payment if the required payments of principal and interest are not made to the issuer of the asset-backed securities with respect to the underlying loans.

•	Short Sale Risk. Short sales expose the Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. The Fund may also incur additional costs in connection with its short sales, including, for example, borrowing and accounting maintenance costs.

•	Derivatives Risk. The Fund’s investments in derivatives (directly or indirectly through underlying funds) will expose it to various risks. The use of derivatives involves risks that may be different from the risks associated with investing directly in the underlying assets. For example, the value of derivative investments may rise or fall more rapidly than other investments, and could result in the Fund or an underlying fund losing more than the amount invested in the derivative instrument in the first place. There is also risk that the Advisor could be incorrect in its expectations about the direction or extent of movement of various markets. In addition, while the principal purpose of derivative instrument used for hedging is to limit the effects of adverse market movements, the expenses involved may cause the Fund’s return to be less than if hedging had not taken place. Derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses. The Fund also could experience losses that reduce its returns if the securities underlying its derivative positions are not closely correlated with its other investments, or if the Fund is unable to close out a position because the market for the derivative instrument becomes illiquid. Many derivatives, in addition to other requirements, generally require that the Fund segregate cash or liquid assets with its custodian to the extent Fund obligations are not otherwise “covered” through ownership of the underlying security or financial instrument. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. Derivatives typically involve the use of leverage and, as a result, a small investment in derivatives could have a potentially large impact on the Fund’s performance; certain gains or losses could be amplified, increasing movements in the share price of the Fund.

Performance

The Core Bond Fund has not yet commenced investment operations as of the date of this Prospectus. Therefore, no performance is shown.

Management

Investment Advisor

YieldQuest Advisors, LLC serves as investment advisor to the Core Bond Fund.

Portfolio Managers

The individuals who are primarily responsible for day-to-day management of the Fund are:

•	Jay K. Chitnis – Portfolio Manager and Chief Investment Strategist

•	David N. Summers IV – Portfolio Manager

•	Joseph B. Patire – Portfolio Manager

Mr. Chitnis has been primarily responsible for determining the investment strategy to be used by, and the advice to be given to, the Fund since its inception. Messrs. Summers, Patire and Bliss have served on the Advisor’s investment committee and as portfolio managers of the Fund since its inception. They are responsible for assisting Mr. Chitnis in implementing the investment strategy of the Fund and for providing day-to-day management for the Fund.

Tax Information

The Core Bond Fund’s distributions are taxable and will be taxed as ordinary income or long-term capital gains, except when your investment in the Fund is made through an individual retirement account, 401(k) or other tax-advantaged account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

YIELDQUEST CORE TAX-EXEMPT BOND FUND
(Shares of the YieldQuest Core Tax-Exempt Bond Fund are not currently available for investment)

Summary Section

Investment Objectives

The investment objective of the YieldQuest Core Tax-Exempt Bond Fund (the “Core Tax-Exempt Fund” and the “Fund”) is to seek current income exempt from federal income tax. Capital appreciation is a secondary objective.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold shares of the Core Tax-Exempt Fund.

Shareholder Fees	Institutional		Investor Class
(fees paid directly from your investment)	Class Shares		Shares

Maximum Sales Charge (Load) Imposed on Purchases	NONE		NONE
Maximum Deferred Sales Charge (Load)	NONE		NONE
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	NONE		NONE
Redemption Fee	NONE		NONE
Exchange Fee	NONE		NONE
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.40%		0.40%
Distribution and/or Service (12b-1) Fees	NONE		0.25%
Total Other Expenses[1]	0.74%		0.84%
Short Dividend and Interest Expense		0.00%		0.00%
Remaining Other Expenses		0.74%		0.84%
Acquired Fund Fees and Expenses[2]	0.12%		0.12%
Total Annual Fund Operating Expenses	1.26%		1.61%
Expense Reimbursement[3]	-0.59%		-0.59%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.67%		1.02%

1Because the Fund has not yet commenced operations, Total Other Expenses and Acquired Fund Fees and Expenses are estimated for the current fiscal year. Actual expenses may differ.

2Represents the pro rata fees and expenses indirectly incurred by the Fund as a result of investing in other investment companies, including ETFs, closed-end funds and money market funds that have their own expenses. These fees and expenses are not used to calculate the Fund’s net asset value. Excluding these expenses, Total Annual Fund Operating Expenses After Expense Reimbursement would have been 0.55% for Institutional Class Shares and 0.90% for Investor Class Shares.

3The Advisor contractually has agreed to waive its fee and/or reimburse expenses, so that Total Annual Fund Operating Expenses (excluding 12b-1 and administrative services fees and certain other expenses) do not exceed 0.55% of average daily net assets of Institutional Class shares and Investor Class shares, each through March 1, 2011. This expense cap may not be terminated prior to this date except by the Board of Trustees.

In the table above, “Short Dividend and Interest Expense” occurs when a Fund short-sells an equity security to gain the inverse exposure necessary to meet its investment objective. The Fund must pay out the dividend rate of the equity security and/or interest to the lender and records this as an expense. However, any such dividend on a security sold short generally reduces the market value of the shorted security — thus increasing the Fund’s unrealized gain or reducing the Fund’s unrealized loss on its short sale transaction. This expense is not a fee charged to the shareholder by any service provider. Rather it is more similar to the transaction costs or capital expenditures associated with the day-to-day management of any mutual fund.

Example:

This example is intended to help you compare the cost of investing in the Core Tax-Exempt Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except for reimbursement reflected in the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years

Institutional Class Shares	$68	$341
Investor Class Shares	$104	$450

Portfolio Turnover

The Core Tax-Exempt Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund has not commenced investment oprerations.

Investments, Risks and Performance

Principal Strategies

The Core Tax-Exempt Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets directly or indirectly in municipal bonds the interest on which is exempt from both regular federal income tax and federal AMT. The Core Tax-Exempt Fund may invest in auction rate securities (including variable rate demand notes) issued by municipalities. The Core Tax-Exempt Fund may invest directly in municipal securities or it may elect to gain exposure to the municipal bond market by investing in ETFs that invest primarily in municipal bonds.

Generally, the Core Tax-Exempt Fund makes direct investments in municipal securities. However, the Core Tax Exempt Fund may elect to obtain exposure to municipal securities through investments in ETFs that invest primarily in municipal securities. The Core Tax-Exempt Fund may invest up to 20% of its net assets based on market value at the time of purchase in securities other than tax-exempt municipal securities, such as U.S. Government securities, money market instruments, taxable bonds, foreign bonds (including sovereign debt and foreign corporate debt), stocks, derivatives, equity ETFs, cash and cash equivalents. The Fund may use derivatives for any purpose consistent with its investment objective including hedging or managing risk, obtaining market exposure, or maintaining sufficient liquidity.

Principal Risks of Investing in the Core Tax-Exempt Bond Fund

All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and your shares at redemption may be worth less than your initial investment. Below are some of the specific risks of investing in the Core Tax-Exempt Fund.

•	Municipal Securities Risk. The value of municipal obligations can fluctuate over time, and may be affected by adverse political, legislative and tax changes, as well as by financial developments that affect the municipal issuers.

•	Fixed Income Securities Risk: The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return. As nominal interest rates rise, the value of fixed income securities held by the Fund is likely to decrease. A nominal interest rate is the sum of a real interest rate and an expected inflation rate.

•	Auction Rate Securities Risk. Auction rate securities are debt instruments with long-term nominal maturities for which the interest rate is reset at specific shorter frequencies. While the auction rate process is designed to permit the holder to sell the auction rate securities in an auction at par value at specified intervals, there is the risk that an auction will fail due to insufficient demand for the securities. Auction rate securities may be subject to changes in interest rates, including decreased interest rates. Failed auctions may impair the liquidity of auction rate securities.

•	Investment Company Securities Risk. When the Fund invests in another investment company (including ETFs and closed-end funds), it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the funds). The Fund has no control over the risks taken by the underlying funds in which it invests.

•	ETF Risk. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to non-exchange traded funds: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

•	Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations. The equity securities purchased by the Fund may involve large price swings and potential for loss. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

•	Management Risk. The strategies used by the Advisor with respect to the Fund may fail to produce the intended results. If the Advisor’s investment strategies with respect to the Fund fails to produce the intended results, your investment could be diminished or even lost. In addition, the Advisor’s active trading strategy may increase the Fund’s costs and, thereby, reduce its performance.

•	Foreign Securities Risk: When the Fund invests in foreign securities, including investments in other investment companies that hold a portfolio of foreign securities, it will be subject to additional risks not typically associated with investing in U.S. Government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. In addition, the value of securities denominated in foreign currency can change when foreign currencies strengthen or weaken relative to the U.S. dollar. These currency movements may negatively impact the value of the Fund’s portfolio even when there is no change in the value of the related security in the issuer’s home country.

•	Currency Risk. Foreign investments also may be riskier than U.S. investments because of fluctuations in currency exchange rates. Securities of foreign companies may be denominated in foreign currencies. Exchange rate fluctuations may reduce or eliminate gains or create losses. The Advisor may not hedge against currency movements in the various markets in which the Fund invests so the value of the Fund is subject to the risk of adverse changes in currency exchange rates.

•	Government Securities Risk. It is possible that the U.S. Government would not provide financial support to its agencies or instrumentalities if it is not required to do so by law. If a U.S. Government agency or instrumentality in which the Fund invests defaults and the U.S. Government does not stand behind the obligation, the Fund’s share price or yield could fall. Securities of U.S. Government sponsored entities, such as Freddie Mac or Fannie Mae are neither issued or guaranteed by the U.S. Government. The U.S. Government’s guarantee of ultimate payment of principal and timely payment of interest of the U.S. Government securities owned by the Fund does not imply that the Fund’s shares are guaranteed or that the price of the Fund’s shares will not fluctuate.

•	Tax Risk. In order to be tax-exempt, municipal securities must meet certain legal requirements and, in order for the Fund to pay exempt-interest dividends to its shareholders, the Fund must meet certain requirements of the Internal Revenue Code of 1986, as amended (the “Code”). Failure to meet such requirements may cause either the interest received or distributed to shareholders by the Fund to be taxable. Changes or proposed changes in federal tax laws may also cause the prices of municipal securities to fall. The federal income tax treatment of payments in respect of certain derivatives contracts is unclear. Additionally, the Fund may not be able to close out certain derivatives contracts when the Advisor determines it is desirable to do so. Consequently, the Fund may receive payments that are treated as taxable income for federal income tax purposes.

•	Short Sale Risk. Short sales expose the Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. The Fund may also incur additional costs in connection with its short sales, including, for example, borrowing and accounting maintenance costs.

•	Derivatives Risk. The Fund’s investments in derivatives (directly or indirectly through underlying funds) will expose it to various risks. The use of derivatives involves risks that may be different from the risks associated with investing directly in the underlying assets. For example, the value of derivative investments may rise or fall more rapidly than other investments, and could result in the Fund or an underlying fund losing more than the amount invested in the derivative instrument in the first place. There is also risk that the Advisor could be incorrect in its expectations about the direction or extent of movement of various markets. In addition, while the principal purpose of derivative instrument used for hedging is to limit the effects of adverse market movements, the expenses involved may cause the Fund’s return to be less than if hedging had not taken place. Derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses. The Fund also could experience losses that reduce its returns if the securities underlying its derivative positions are not closely correlated with its other investments, or if the Fund is unable to close out a position because the market for the derivative instrument becomes illiquid. Many derivatives, in addition to other requirements, generally require that the Fund segregate cash or liquid assets with its custodian to the extent Fund obligations are not otherwise “covered” through ownership of the underlying security or financial instrument. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. Derivatives typically involve the use of leverage and, as a result, a small investment in derivatives could have a potentially large impact on the Fund’s performance; certain gains or losses could be amplified, increasing movements in the share price of the Fund.

Performance

The Core Tax-Exempt Fund has not yet commenced investment operations as of the date of this Prospectus. Therefore, no performance is shown.

Management

Investment Advisor

YieldQuest Advisors, LLC serves as investment advisor to the Core Tax-Exempt Fund.

Portfolio Managers

The individuals who are primarily responsible for day-to-day management of the Fund are:

•	Jay K. Chitnis – Portfolio Manager and Chief Investment Strategist

•	David N. Summers IV – Portfolio Manager

•	Joseph B. Patire – Portfolio Manager

Mr. Chitnis has been primarily responsible for determining the investment strategy to be used by, and the advice to be given to, the Fund since its inception. Messrs. Summers, Patire and Bliss have served on the Advisor’s investment committee and as portfolio managers of the Fund since its inception. They are responsible for assisting Mr. Chitnis in implementing the investment strategy of the Fund and for providing day-to-day management for the Fund.

Tax Information

The Core Tax-Exempt Fund seeks to pay primarily exempt-interest dividends to its shareholders, which are exempt from federal income taxes and federal AMT but the amount of exempt-interest dividends (versus taxable dividends) will vary year by year depending on the Tax-Exempt Fund’s holdings and income. A portion of the Core Tax-Exempt Fund’s distributions may be subject to federal income tax.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Buying and Selling Shares of the Funds

Shares of the YieldQuest Funds are available for investment only by clients of registered investment advisors, financial planners and other financial institutions or other investors which have been approved in advance by the Advisor. You may purchase or redeem shares by contacting your financial intermediary or the Advisor.

Minimum Initial Investment	To Place Orders or Redeem Shares

$250 for Investor Class $10,000 for Institutional Class	By Mail: YieldQuest Funds c/o PNC Global Investment Servicing 100 Freight Street, P.O. Box 9818 Pawtucket, RI 02860

Minimum Subsequent Investment $25 for Investor Class $250 for Institutional Class	By wire: Call the Fund’s transfer agent at 1-877-497-3634 to obtain wiring instructions

Which Fund May Be Right for You?

The Equity Fund may be a suitable investment for:

•	Long-term investors seeking a fund with a primary focus on a capital appreciation investment strategy, and a secondary focus on income.

•	Investors who want exposure to a broad range of asset classes with the convenience of a single fund.

•	Investors who want to hire a professional to shift their assets between different types of investments as market conditions change.

•	Investors willing to accept price fluctuations in their investment.

•	Investors who can tolerate the greater risks associated with common stocks.

•	Investors willing to tolerate higher volatility than is associated with most equity funds.

The Total Return Fund may be a suitable investment for:

•	Long-term investors seeking a fund with a total return investment strategy.

•	Investors seeking an actively-managed portfolio of diversified fixed income investments.

•	Investors willing to tolerate higher volatility than is associated with most bond funds.

The Tax-Exempt Fund may be a suitable investment for:

•	Long-term investors seeking a fund with a current income investment strategy.

•	Long-term investors seeking moderate to high tax-exempt income distributions.

•	Investors willing to tolerate the risks associated with municipal securities.

•	Investors willing to tolerate higher volatility than is associated with most bond funds.

The Core Bond Fund may be a suitable investment for:

•	Long-term investors seeking a fund with a total return investment strategy.

•	Investors seeking an actively-managed portfolio of diversified fixed income investments.

•	Investors willing to tolerate the risks associated with fixed income securities.

The Core Tax-Exempt Fund may be a suitable investment for:

•	Long-term investors seeking a fund with a current income investment strategy.

•	Long-term investors seeking current tax-exempt income distributions.

•	Investors willing to tolerate the risks associated with fixed income securities.

ADDITIONAL INFORMATION ON INVESTMENT STRATEGIES AND RISKS

Equity Fund

Under normal circumstances, the Equity Fund generally invests at least 80% of its net assets in equity securities of companies of all market capitalizations, either directly or through investments in other investment companies, including ETFs and actively managed closed-end mutual funds that invest primarily in equity securities. This investment policy may not be changed without at least 60 days prior written notice to shareholders. The Equity Fund seeks to maximize its performance by diversifying its investments among equity securities that YieldQuest Advisors, LLC (the “Advisor”), the Equity Fund’s advisor, believes present the best capital appreciation prospects for the Equity Fund. The Equity Fund invests primarily in large-cap securities, either directly or through ETFs and closed end funds that invest primarily in large-cap securities. The Advisor, in its discretion, varies the Equity Fund’s exposure to equity securities covering other categories as well, including mid-cap value, small-cap value, large-cap growth, mid-cap growth, small-cap growth and real estate. Subject to the restrictions and limitations of the Investment Company Act of 1940, as amended (the “1940 Act”), the Equity Fund may elect to pursue its investment objective either by investing directly in common stocks, or by investing in one or more underlying investment companies that have substantially similar investment objectives and policies as the Equity Fund, such as open-end mutual funds, ETFs that invest in equity securities represented by various indices (including foreign indices) and actively managed, closed-end mutual funds traded on a U.S. exchange. The Advisor allocates the Equity Fund’s assets among various asset classes, investment styles and market capitalizations based on the Advisor’s assessment of the relative opportunities and risks of each category.

Equity securities in which the Fund may invest include common stocks and common stock equivalents (such as rights, warrants and convertible securities), shares of other investment companies that invest primarily in equity securities, publicly-traded partnerships and real estate investment trusts (REITs). Equity REITs purchase or lease land and buildings and generate income primarily from rental income. Equity REITs may also realize capital gains (or losses) when selling property that has appreciated (or depreciated) in value. These securities typically trade like stocks on a major exchange. The Equity Fund may invest up to one-third of its assets in foreign securities, including emerging market securities. In making stock selections, the Advisor uses its economic forecasts to identify sectors in which the Equity Fund should have exposure via individual securities, mutual funds, ETFs or closed-end funds. The Advisor then uses a proprietary multi-factor screening tool which focuses on earnings and the Advisor’s assessment of the relative growth and/or value opportunities and risks of a particular stock and other technical factors, such as the past performance of the stock compared to other stocks over various time periods. The Advisor examines the fundamental characteristics of an issuer, including industry conditions and outlook, market position and management’s ability and reputation, as well as technical aspects, such as price and volume behavior of the issuer’s stock. Individual securities are selected based on the Advisor’s assessment of the capital appreciation prospects of the particular security, as well as the Advisor’s assessment of the areas of the market that are and/or will be performing the best. The Advisor may purchase securities that have the potential for growth or that are undervalued, depending on its assessment of the opportunities presented by the individual security.

When selecting ETFs and other investment companies for the Equity Fund’s portfolio, the Advisor generally analyzes the underlying fund’s investment strategy, the experience of its portfolio managers, its performance history, volatility, comparative return and risk data, asset size, and expense ratio. When selecting closed-end mutual funds, the Advisor seeks funds are trading at discounts that are deemed attractive by the Advisor. The Advisor also analyzes the closed-end fund’s portfolio generally to determine whether it has positive prospects for growth in the Advisor’s opinion.

The Equity Fund may invest up to 20% of its net assets in debt securities of any quality or maturity, directly or through publicly traded partnerships, other investment companies, or ETFs of closed end funds that invest primarily in debt securities or commodities; mortgage REITs; and municipal securities. From time to time, depending on general market conditions and the prospects presented by the individual security, the Equity Fund may invest up to 10% of its net assets, measured at the time of purchase, in non-investment grade debt securities, commonly known as “junk bonds.” The Fund may engage in short sales.

The Advisor seeks to control risk by diversifying the Equity Fund’s assets among numerous sectors and asset classes. The Fund’s portfolio may be comprised substantially of shares of other investment companies (including mutual funds, ETFs, closed end funds and money market funds). As a result of its overall strategy, the Fund engages in active trading of portfolio securities which causes the Fund to experience a high portfolio turnover rate. The Fund may invest up to 15% of its net assets (at the time of purchase) in illiquid securities. The Fund may invest in derivatives, using them for any purpose consistent with its investment objective including hedging or managing risk, obtaining market exposure, or maintaining sufficient liquidity. A derivative is a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, indices, or other financial instruments. For example, the Equity Fund may use derivatives to hedge its exposure to volatility with respect to underlying funds or the equity markets generally. Derivative instruments in which the Equity Fund may invest generally include options, futures contracts and options thereon, commodity futures contracts, swaps (including options thereon) and forward foreign currency contracts and options thereon, and the Equity Fund may engage in short sales. For more information on the Equity Fund’s derivative strategies, see the “Summary of the Principal Risks of Investing in the Funds – Derivatives Risk” and “Other Investment Information – Derivatives” sections.

The Equity Fund may sell a stock if the Advisor believes the company’s prospects have declined, if the Advisor learns negative information about the company’s underlying fundamentals, to rebalance the composition of the Equity Fund’s portfolio, to meet redemptions, or for other reasons deemed prudent or advisable. The Advisor’s investment strategy frequently involves buying and selling portfolio securities to rebalance the Equity Fund’s exposure to various market sectors. As a result, the Equity Fund typically experiences a very high portfolio turnover rate, the effects of which are described under “Summary of the Principal Risks of Investing in the Funds – Turnover Risk.”

Total Return Bond Fund

The Total Return Fund seeks to benefit from attractive valuations in every segment of the fixed income market by investing in bonds, notes, mortgage-backed and asset-backed securities, collateralized mortgage obligations, corporate debt, mortgage REITs, publicly-traded partnerships, convertible securities, preferred securities that make regular interest or dividend payments, U.S. government securities, short-term obligations (such as commercial paper), STRIPS, Auction Rate Securities (“ARS”), municipal bonds and money market investments. STRIPS are a type of security issued by the U.S. Treasury Department as zero-coupon bonds, and are offered in a wide range of maturities. Investors purchase STRIPS at a discount and redeem them upon maturity for their par value. ARS are long-term, variable rate bonds tied to short-term interest rates, whose rates are reset at short-term intervals. ARS are priced and traded as short-term instruments because of this interest rate reset. In selecting investments for the Total Return Fund, the Advisor considers many factors, such as (i) perceived opportunities and risks in the U.S. and world markets; (ii) monetary, investor sentiment, momentum, fundamental, business cycle, and market cycle conditions; and (iii) recent performance and momentum of various categories of possible investments. Under normal circumstances, the Total Return Fund generally invests at least 80% of its net assets in a broad range of fixed income securities, either directly or through investments in ETFs and actively managed closed-end mutual funds that invest primarily in fixed income securities. This investment policy may not be changed without at least 60 days prior written notice to shareholders.

The Advisor identifies sectors that it believes are in or out of favor with the marketplace, and the future prospects of that sector based on recent performance, monetary policy, investor sentiment, market momentum, business fundamentals, business cycles, and market cycles. Once the Advisor identifies a sector that is outperforming, or has the potential to outperform, the market as a whole, the Advisor seeks individual securities based on its review of the issuer’s current and historical spreads to comparable Treasury securities, and fundamental analysis of issuer’s future prospects. The Advisor seeks U.S. and foreign fixed income securities based on the perceived opportunities for capital appreciation and income, compared to an analysis of relative risks. When selecting closed-end mutual funds, the Advisor uses historical models to determine whether the funds are trading at discounts that are deemed attractive by the Advisor. The Advisor also analyzes the closed-end fund’s portfolio holdings generally to determine whether the fund has positive prospects for total return in the Advisor’s opinion.

The Total Return Fund may invest in fixed income securities of any maturity. Typically, however, the Total Return Fund’s weighted average duration and/or maturity ranges from two to 10 years. The Advisor seeks to maximize the Total Return Fund’s performance by diversifying its investments among fixed income securities, and by actively managing the Total Return Fund’s portfolio in an effort to enhance the Total Return Fund’s total return. The “total return” sought by the Total Return Fund consists of income earned on the Total Return Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals of a particular sector or security. Under normal circumstances, the Total Return Fund invests primarily in investment grade fixed income securities. From time to time, depending on general market conditions and the prospects presented by the individual security, the Total Return Fund may invest up to 25% of its net assets, measured at the time of purchase, in non-investment grade fixed income securities, commonly known as “junk bonds.” The Total Return Fund may invest up to one-third of its assets in forward foreign currency contracts and securities of foreign issuers, including securities of issuers based in emerging markets, either directly or through investments in other investment companies that invest primarily in foreign securities and/or depositary receipts.

The Advisor may elect to pursue the investment objective of the Total Return Fund either by investing directly in fixed income securities or by investing in other investment companies, including ETFs and actively managed open end or closed-end funds that hold a portfolio of fixed income securities. The Advisor typically will invest in underlying funds based on a positive analysis of: (1) the experience of the underlying fund’s portfolio managers; (2) the fund’s performance history, volatility, and comparative return and risk data; (3) asset size; (4) expense ratio; and (5) the underlying fund’s investment style.

The Total Return Fund may invest up to 20% of its net assets in other than debt securities, including equity securities, such as dividend paying common stocks, preferred stocks, equity REITs, ETFs and actively managed closed-end funds that invest primarily in stocks, commodities, or equity REITs. Because the Total Return Fund may invest up to 20% of its net assets in securities other than debt securities, this means that investments in closed-end funds, REITs, ETFs and other mutual funds will not be limited to those that invest exclusively in debt securities. As a result of its overall strategy, the Total Return Fund engages in active trading of portfolio securities which causes the Fund to experience a high portfolio turnover rate, the effects of which are described under “Summary of the Principal Risks of Investing in the Funds – Turnover Risk.”

The Advisor seeks to control risk by diversifying the Total Return Fund’s assets among numerous sectors and asset classes. The Fund’s portfolio may be comprised substantially of shares of other investment companies (including mutual funds, ETFs, closed end funds and money market funds). The Total Return Fund may engage in short sales. The Fund may invest up to 15% of its net assets (at the time of purchase) in illiquid securities. The Total Return Fund also may invest in derivatives, using them for any purpose consistent with its investment objective including hedging or managing risk, obtaining market exposure, or maintaining sufficient liquidity. A derivative is a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, indices, or other financial instrument. For example, the Total Return Fund may use derivatives to hedge its exposure to volatility with respect to underlying funds or the fixed income and/or equity markets generally. Derivative instruments in which the Total Return Fund may invest generally include options, futures contracts, options on futures contracts or ETFs, swaps (including options thereon) and forward currency contracts (including options thereon), and the Total Return Fund may engage in short sales. For more information on the Total Return Fund’s derivative strategies, see “Summary of the Principal Risks of Investing in the Funds – Derivatives Risk” and “Other Investment Information – Derivatives” below.

Tax-Exempt Fund

Under normal circumstances, the Tax-Exempt Fund invests at least 80% of its net assets in municipal bonds exempt from both regular federal income tax and federal AMT, either directly or through ETFs and closed-end funds whose underlying investments consist primarily of municipal bonds or other investments exempt from both federal income tax and federal AMT. This investment policy may not be changed without shareholder approval. The Tax-Exempt Fund may invest in municipal bonds of any maturity. Typically, however, the Tax-Exempt Fund’s weighted average duration and/or maturity ranges from two to 12 years. The interest income on municipal bonds typically is exempt from regular federal income tax; however, in certain circumstances, the interest income from municipal bonds may be subject to taxes, including, without limitation, federal AMT. The Advisor seeks to take advantage of yield curve movements over time to lock in investment gains and tax loss swapping when the environment permits. The Advisor considers various factors, including the economic feasibility of bond financings and general-purpose financings; the financial condition of the issuer or guarantor; and political developments that may affect credit quality.

The Advisor also may attempt to augment income by investing a portion of the Tax-Exempt Fund’s portfolio in non-investment grade tax-exempt securities, which generally provide higher yields. Although the percentage that the Advisor allocates to non-investment grade securities will vary depending on the supply of non-investment grade municipal bonds and the credit spread between investment grade securities and non-investment grade securities, the Tax-Exempt Fund will not invest more than 25% of its net assets, measured at the time of purchase, in non-investment grade securities commonly known as “junk bonds.” If the credit spread narrows, the Advisor may increase its allocation to investment grade securities; if the credit spread broadens, the Advisor may increase its allocation to non-investment grade securities. The Advisor may also use hedging transactions for purposes of duration management, particularly with respect to investment-grade securities. “Duration” measures the sensitivity of a security’s price to changes in interest rates. The greater the Tax-Exempt Fund’s duration, the greater the change in the Tax-Exempt Fund’s net asset value in response to a change in market interest rates. The Advisor increases or reduces the duration of the Tax-Exempt Fund’s portfolio based on its interest rate outlook. When the Advisor expects interest rates to fall, it will maintain a longer portfolio duration. When the Advisor expects interest rates to increase, it shortens the portfolio duration. The Advisor considers a variety of factors in formulating its interest rate outlook, including current and expected U.S. economic growth; current and expected interest rates and inflation; the Federal Reserve’s monetary policy; and supply and demand factors related to the municipal market and the effect they may have on the returns offered for various bond maturities.

The Tax-Exempt Fund may pursue its investment objective by investing in ETFs and closed-end funds that hold a portfolio of municipal bonds. When selecting funds for the Tax-Exempt Fund’s portfolio, the Advisor analyzes each fund’s investment strategy, the experience of its portfolio managers, its performance history, volatility, comparative return and risk data, asset size, and expense ratio. The Advisor seeks closed-end funds trading at a discount that are deemed attractive by the Advisor. The Tax-Exempt Fund may invest up to 20% of its net assets, based on market value at the time of investment, in securities other than tax-exempt municipal securities, including, common stocks, preferred stocks, taxable bonds, foreign bonds (including sovereign debt, foreign corporate debt and debt of issuers located in emerging markets), convertible securities, equity and/or mortgage REITs, publicly-traded partnerships, and other investment companies (including ETFs, closed-end and open-end mutual funds) that hold any of the foregoing securities or that invest in commodities, money market funds, and cash and cash equivalents. The Advisor’s decision process focuses mainly on identifying securities that the Advisor believes are underrated or undervalued, or that present the highest yield opportunities net of taxes.

The Advisor seeks to control risk by diversifying the Tax-Exempt Fund’s assets among numerous sectors and asset classes. The Fund’s portfolio may be comprised substantially of shares of other investment companies (including mutual funds, ETFs, closed end funds and money market funds). The Fund may invest up to 15% of its net assets (at the time of purchase) in illiquid securities. As a result of its overall strategy, the Fund engages in active trading of portfolio securities which causes the Fund to experience a high portfolio turnover rate. The Fund may invest in derivatives, using them for any purpose consistent with its investment objective including hedging or managing risk, obtaining market exposure, or maintaining sufficient liquidity. A derivative is a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, indices, or other financial instrument. For example, the Tax-Exempt Fund may use derivatives to hedge its exposure to volatility with respect to underlying funds or the fixed income and/or equity markets generally. Derivative instruments in which the Tax-Exempt Fund may invest generally include options, futures contracts, options on futures contracts or ETFs, swaps (including options thereon) and forward foreign currency contracts (including options thereon), and the Tax-Exempt Fund may engage in short sales. For more information on the Tax-Exempt Fund’s derivative strategies, see “Summary of the Principal Risks of Investing in the Funds – Derivatives Risk” and “Other Investment Information – Derivatives” below.

The Tax-Exempt Fund seeks to maximize the level of income distributions that will qualify as tax-exempt for Federal income tax purposes and, as such, the Advisor will give great consideration to the tax consequences of the transaction in determining whether to retain or sell a particular investment in the Tax-Exempt Fund’s portfolio. Because investments in closed-end funds represent an intermediate trading strategy, the Tax-Exempt Fund experiences a high portfolio turnover, the effects of which are described under “Summary of the Principal Risks of Investing in the Funds – Turnover Risk.”

Core Bond Fund

The Core Bond Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its net assets in fixed income securities, either directly or indirectly through ETFs that invest primarily in fixed income securities. The Core Bond Fund typically invests in an investment grade portfolio of fixed income and variable rate securities, including corporate bonds, obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (“government securities”), mortgage-backed and asset-backed securities, mortgage pass-through securities, taxable and non-taxable municipal obligations, foreign fixed income securities and money market instruments. The Advisor considers fixed income securities to be investment grade if, at the time of purchase, they are rated BBB- or Baa3 or higher by two out of the following three rating organizations: Standard & Poor’s Ratings Group, Fitch Ratings, or Moody’s Investors Service, Inc., or, if unrated, determined by the Advisor to be of comparable quality. From time to time, the Core Bond Fund may invest in derivatives, including but not limited to options and futures contracts.

The Core Bond Fund invests in investment grade securities, determined as of the date of purchase. The Core Bond Fund generally will not purchase non-investment grade securities. However, in the event that investment grade securities in the Fund’s portfolio are subsequently downgraded or in default, the Fund may continue to hold such securities until maturity or until such time as the Advisor deems it appropriate to sell them. Generally, the Core Bond Fund makes direct investments in fixed income securities. However, the Core Bond Fund may elect to obtain exposure to the fixed income market through investments in ETFs that invest primarily in fixed income securities. The Core Bond Fund may invest up to 20% of its total assets, based on market value at the time of investment, in foreign debt securities denominated in foreign currencies, or U.S. dollar-denominated securities of foreign issuers.

The Core Bond Fund typically invests in fixed income securities with intermediate to long-term maturities of at least three years and up to 30 years. The Core Bond Fund’s weighted average effective duration will be approximately three to six years. “Duration” means the average time to receipt of expected cash flows (discounted to present value) on a particular fixed income instrument or a portfolio of instruments. Duration takes into account the pattern of a security’s cash flow over time, including how cash flow is affected by prepayments and changes in interest rates. Duration also generally takes into account the effect of interest rate changes on bond prices. For example, if interest rates increase by 1%, the value of a security having an effective duration of five years generally would decrease in value by 5%. See “Summary of the Principal Risks of Investing in the Funds – Fixed Income Securities Risk.”

In selecting investments in domestic securities for the Core Bond Fund, the Advisor typically considers the fixed income sectors represented in the Barclays Capital Aggregate Bond Index. The Core Bond Fund will invest in those areas of the bond market that the Advisor believes to be relatively undervalued, based on quality, sector, coupon or maturity. The Advisor seeks to identify fixed income sectors that it believes are out of favor with the market, and the future prospects of that sector based on recent performance, monetary policy, investor sentiment, market momentum, business fundamentals, business cycles, and market cycles. Once the Advisor identifies a sector that has the potential to outperform the market as a whole, the Advisor seeks individual securities in that sector that are undervalued based, among other things, on its review of the issuer’s current and historical spreads to comparable Treasury securities, and fundamental analysis of issuer’s future prospects. The Advisor seeks U.S. and foreign fixed income securities based on the perceived opportunities for capital appreciation and income, compared to an analysis of relative risks. The Advisor invests in ETFs based on its positive analysis of: (1) fixed income sector and sector allocation; (2) established ETF sponsor; (3) performance history, volatility, and comparative return and risk data; (4) and asset size.

The “total return” sought by the Core Bond Fund consists of income earned on the Core Bond Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals of a particular sector or security. The Core Bond Fund also may borrow or sell short up to 20% of the value of its total assets.

The Core Bond Fund may invest up to 20% of its total assets, based on market value at the time of investment, in derivative transactions for any purpose consistent with its investment objective. A derivative is a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, indices, or other financial instrument. For example, the Core Bond Fund may use derivatives to hedge its exposure to volatility with respect to the fixed income markets generally. Derivative instruments, subject to the limitation above generally include options, futures contracts, options on futures contracts or ETFs, forward currency contracts, swaps, CMOs and commercial mortgage-backed securities (“CMBS”), and the Core Bond Fund may engage in short sales. For more information on the Core Bond Fund’s derivative strategies, see “Summary of Principal Risks of Investing in the Funds – Derivatives Risk” and “Other Investment Information – Derivatives” below.

Core Tax-Exempt Fund

The Core Tax-Exempt Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets directly or indirectly in municipal bonds the interest on which is exempt from both regular federal income tax and federal AMT. This investment policy may not be changed without shareholder approval. Municipal bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities. The Core Tax-Exempt Fund may invest in auction rate securities (“ARS”) (including variable rate demand notes) issued by municipalities. The Core Tax-Exempt Fund may invest directly in municipal securities or it may elect to gain exposure to the municipal bond market by investing in ETFs that invest primarily in municipal bonds.

The Core Tax-Exempt Fund typically invests in fixed income securities with intermediate to long-term maturities of at least three years up to 30 years. The Core Tax-Exempt Fund’s weighted average effective duration will be at least four years up to 10 years. The interest income on municipal bonds typically is exempt from regular federal income tax; however, in certain circumstances, the interest income from municipal bonds may be subject to taxes, including, without limitation, federal AMT. The Advisor manages credit risk by performing a fundamental credit analysis on all municipal bonds before purchasing such securities for the Core Tax-Exempt Fund’s portfolio. The Advisor considers various factors, including the economic feasibility of bond financings and general-purpose financings; the financial condition of the issuer or guarantor; and political developments that may affect credit quality. The Advisor invests in ETFs based on its positive analysis of: (1) credit quality and duration of underlying investments; (2) performance history, volatility, and comparative return and risk data; (3) fixed income sector and sector allocation; (4) asset size; and (5) established ETF sponsor.

The Core Tax-Exempt Fund typically invests in investment grade securities, determined as of the date of purchase. The Advisor considered fixed income securities to be investment grade if, at the time of purchase, they are rated BBB- or Baa3 or higher by two out of the following three rating organizations: Standard & Poor’s Ratings Group, Fitch Ratings or Moody’s Investor Services, Inc., or, if unrated, determined to be of comparable quality by the Advisor. The Core Tax-Exempt Fund generally will not purchase non-investment grade securities. However, in the event that investment grade securities in the Fund’s portfolio are subsequently downgraded or in default, the Fund may continue to hold such securities until maturity or until such time as the Advisor deems it appropriate to sell them. Generally, the Core Tax-Exempt Fund makes direct investments in municipal securities. However, the Core Tax-Exempt Fund may elect to obtain exposure to municipal securities through investments in ETFs that invest primarily in municipal securities.

The Advisor may use hedging transactions for any purpose consistent with its investment objective, such as duration management with respect to investment-grade securities. “Duration” measures the sensitivity of a security’s price to changes in interest rates. The greater the Core Tax-Exempt Fund’s duration, the greater the change in the Core Tax-Exempt Fund’s net asset value in response to a change in market interest rates. The Advisor increases or reduces the duration of the Core Tax-Exempt Fund’s portfolio based on its interest rate outlook. The Advisor considers a variety of factors in formulating its interest rate outlook, including current and expected U.S. economic growth; current and expected interest rates and inflation; the Federal Reserve’s monetary policy; and supply and demand factors related to the municipal market and the effect they may have on the returns offered for various bond maturities. The Advisor’s decision process focuses mainly on identifying municipal securities that the Advisor believes are underrated or undervalued, or that present the highest yield opportunities. The Advisor focuses on bonds with the potential to offer high current income. Capital appreciation, if any, generally arises from decreases in interest rates or improving credit fundamentals for a particular state, municipality or issuer.

The Core Tax-Exempt Fund may invest up to 20% of its net assets, based on market value at the time of investment, in securities other than tax-exempt municipal securities, such as U.S. Government securities, money market instruments, taxable bonds, foreign bonds (including sovereign debt and foreign corporate debt), stocks, equity ETFs, derivatives, cash and cash equivalents. The Core Tax-Exempt Fund may use derivatives for any purpose consistent with its investment objective including hedging or managing risk, obtaining market exposure, or maintaining sufficient liquidity. A derivative is a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, indices, or other financial instrument. For example, the Core Tax-Exempt Fund may use derivatives to hedge its exposure to volatility with respect to the fixed income markets generally. Derivative instruments in which the Core Tax-Exempt Fund may invest generally include mortgage or asset-backed securities, options, futures contracts, options on futures contracts or ETFs, swaps and forward currency contracts, and the Core Tax-Exempt Fund may engage in short sales. The Core Tax-Exempt Fund also may invest in securities issued by entities, such as trusts, whose underlying assets are municipal securities, such as residual interest bonds. For more information on the Core Tax-Exempt Fund’s derivative strategies, see “Summary of the Principal Risks of Investing in the Funds – Derivatives Risk” and “Other Investment Information – Derivatives” below.

The Core Tax-Exempt Fund may borrow or sell short up to 20% of the value of its total assets. The Fund may invest up to 15% of its net assets (at the time of purchase) in illiquid securities.

The Core Tax-Exempt Fund seeks to maximize the level of income distributions that will qualify as tax-exempt for Federal income tax purposes and, as such, the Advisor will give great consideration to the tax consequences of the transaction in determining whether to retain or sell a particular investment in the Core Tax-Exempt Fund’s portfolio.

SUMMARY OF THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS

All investments involve risks, and a Fund cannot guarantee that it will achieve its investment objective. An investment in a Fund is not insured or guaranteed by the FDIC or any other government agency. As with any mutual fund investment, a Fund’s returns and share price will fluctuate, and your shares at redemption may be worth less than your initial investment. The principal risks of investing in the each Fund, which could adversely affect its net asset value, are set forth below. A detailed description of these risks is included below.

Core
Tax-
		Total	Tax-	Core	Exempt
	Equity	Return	Exempt	Bond	Bond
	Fund	Fund	Fund	Fund	Fund
Auction Rate Securities Risk		•			•
Closed End Fund Risk	•	•	•
Commodities Risk	•	•	•
Currency Risk	•	•	•	•	•
Derivatives Risk	•	•	•	•	•
Emerging Market Risk	•	•	•
Equity Securities Risk	•	•	•
ETF Risk	•	•	•	•	•
Fixed Income Securities Risk	•	•	•	•	•
Foreign Securities Risk	•	•	•	•	•
Government Securities Risk		•	•	•	•
Investment Company Securities Risk	•	•	•	•	•
Junk Bond Risk	•	•	•
Management Risk	•	•	•	•	•
Market Risk	•	•	•	•	•
Mortgage-Related and Other Asset-Backed Securities Risk		•		•
Municipal Securities Risk	•	•	•	•	•
Preferred Stock Risk	•	•	•
Publicly Traded Partnership Risk	•	•	•
REIT Risk	•	•	•
Short Sales Risk	•	•	•	•	•
Small- and Mid-Cap Risk	•
Tax Risk			•		•
Turnover Risk	•	•	•

Principal Risks of Investing in the Equity Fund

•	Closed End Fund Risk

•	Commodities Risk

•	Currency Risk

•	Derivatives Risk

•	Emerging Market Risk

•	Equity Securities Risk

•	ETF Risk

•	Fixed Income Risk

•	Foreign Securities Risk

•	Investment Company Securities Risk

•	Junk Bond Risk

•	Management Risk

•	Market Risk

•	Municipal Securities Risk

•	Preferred Stock Risk

•	Publicly Traded Partnerships Risk

•	Real Estate Investment Trust Risk

•	Short Sale Risk

•	Small- and Mid-Cap Risk

•	Turnover Risk

Principal Risks of Investing in the Total Return Fund

•	Auction Rate Securities Risk

•	Closed End Fund Risk

•	Commodities Risk

•	Currency Risk

•	Derivatives Risk

•	Emerging Market Risk

•	Equity Securities Risk

•	ETF Risk

•	Fixed Income Securities Risk

•	Foreign Securities Risk

•	Government Securities Risk

•	Investment Company Securities Risk

•	Junk Bond Risk

•	Management Risk

•	Market Risk

•	Mortgage-Related and Other Asset-Backed Securities Risk

•	Municipal Securities Risk

•	Preferred Stock Risk

•	Publicly-Traded Partnership Risk

•	Real Estate Investment Trust Risk

•	Short Sale Risk

•	Turnover Risk

Principal Risks of Investing in the Tax-Exempt Fund

•	Closed End Fund Risk

•	Commodities Risk

•	Currency Risk

•	Derivatives Risk

•	Emerging Market Risk

•	Equity Securities Risk

•	ETF Risk

•	Fixed Income Securities Risk

•	Foreign Securities Risk

•	Government Securities Risk

•	Investment Company Securities Risk

•	Junk Bond Risk

•	Management Risk

•	Market Risk

•	Municipal Securities Risk

•	Preferred Stock Risk

•	Publicly Traded Partnership Risk

•	Real Estate Investment Trust Risk

•	Short Sale Risk

•	Tax Risk

•	Turnover Risk

Principal Risks of Investing in the Core Bond Fund

•	Currency Risk

•	Derivatives Risk

•	ETF Risk

•	Fixed Income Securities Risk

•	Foreign Securities Risk

•	Government Securities Risk

•	Investment Company Securities Risk

•	Management Risk

•	Market Risk

•	Mortgage-Related and Other Asset-Backed Securities Risk

•	Municipal Securities Risk

•	Short Sale Risk

Principal Risks of Investing in the Core Tax-Exempt Bond Fund

•	Auction Rate Securities Risk

•	Currency Risk

•	Derivatives Risk

•	ETF Risk

•	Fixed Income Securities Risk

•	Foreign Securities Risk

•	Government Securities Risk

•	Investment Company Securities Risk

•	Management Risk

•	Market Risk

•	Municipal Securities Risk

•	Short Sale Risk

•	Tax Risk

The following risks are among the principal risks of investing in the Funds:

•	Auction Rate Securities Risk. Auction rate securities are debt instruments with long-term nominal maturities for which the interest rate is reset at specific shorter frequencies (typically every 7 – 35 days) through a “dutch’ auction process. A dutch auction is a competitive bidding process used to determine rates on each auction date. In a dutch auction, a broker-dealer submits bids, on behalf of current and prospective investors, to the auction agent. The winning bid rate is the rate at which the auction ’clears,’ meaning the lowest possible interest rate at which all the securities can be sold at par. This “clearing rate’ is paid on the entire issue for the upcoming period and includes current holders of the auction rate securities. Investors who bid a minimum rate above the clearing rate receive no securities, while those whose minimum bid rates were at or below the clearing rate receive the clearing rate for the next period. Auction rate securities may be in the form of preferred shares, and may be issued by municipalities and/or closed-end funds. While the auction rate process is designed to permit the holder to sell the auction rate securities in an auction at par value at specified intervals, there is the risk that an auction will fail due to insufficient demand for the securities. Auction rate securities may be subject to changes in interest rates, including decreased interest rates. Failed auctions may impair the liquidity of auction rate securities.

•	Convertible Securities. The Funds (other than the Core Bond Fund and Core Tax-Exempt Fund) and their underlying funds may invest in convertible securities. Convertible securities are securities that may be exchanged or converted into a predetermined number of the issuer’s underlying common shares, the common shares of another company or that are indexed to an unmanaged market index at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, stock purchase warrants, zero-coupon bonds or liquid-yield option notes, Eurodollar convertible securities, convertible securities of foreign issuers, stock index notes, or a combination of the features of these securities. Prior to conversion, convertible securities have the same general characteristics as non-convertible debt securities and provide a stable stream of income with generally higher yields than those of equity securities of the same or similar issuers. When the market price of a common stock underlying a convertible security increases, the price of the convertible security increasingly reflects the value of the underlying common stock and may rise accordingly. As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and thus may not depreciate to the same extent as the underlying common stock. Convertible securities are ranked senior to common stock on an issuer’s capital structure and they are usually of higher quality and normally entail less risk than the issuer’s common stock, although the extent to which risk is reduced depends in large measure to the degree to which convertible securities sell above their value as fixed income securities.

•	Derivatives Risk. A Fund’s investments in derivatives (directly or indirectly through underlying funds) will expose it to various risks. The use of derivatives involves risks that may be different from the risks associated with investing directly in the underlying assets. For example, the value of derivative investments may rise or fall more rapidly than other investments, and could result in a Fund or an underlying fund losing more than the amount invested in the derivative instrument in the first place. There is also risk that the Advisor could be incorrect in its expectations about the direction or extent of movement of various markets. In addition, while the principal purpose of derivative instrument used for hedging is to limit the effects of adverse market movements, the expenses involved may cause a Fund’s return to be less than if hedging had not taken place. Derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses. A Fund also could experience losses that reduce its returns if the securities underlying its derivative positions are not closely correlated with its other investments, or if the Fund is unable to close out a position because the market for the derivative instrument becomes illiquid. Many derivatives, in addition to other requirements, generally require that a Fund segregate cash or liquid assets with its custodian to the extent Fund obligations are not otherwise “covered” through ownership of the underlying security or financial instrument. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. Derivatives typically involve the use of leverage and, as a result, a small investment in derivatives could have a potentially large impact on a Fund’s performance; certain gains or losses could be amplified, increasing movements in the share price of the Fund. Risks specific to some of the derivative instruments that could be utilized by a Fund or an underlying fund are as follows:

•	Futures Contracts and Options on Futures Risk. Investments in futures contracts (or related options) involve substantial risks. The low margin or premiums normally required in trading index futures contracts may provide a large amount of leverage, and a relatively small change in the underlying index or price of the contract can produce a disproportionately larger profit or loss. There is no assurance that a liquid secondary market will exist for futures contracts (or related options) purchased or sold, and a Fund may be required to maintain a position until exercise or expiration, which could result in losses. Futures positions may be illiquid because, for example, most U.S. commodity exchanges limit fluctuations in certain futures contract prices during a single day by regulations referred to as “daily price fluctuation limits” or “daily limits.” Once the price of a contract for a particular future has increased or decreased by an amount equal to the daily limit, positions in the future can neither be taken nor liquidated unless traders are willing to effect trades at or within the limit. In addition, a Fund may not be able to execute futures contract trades at favorable prices if trading volume in such contracts is low.

•	Option Risk. Specific market movements of an option and the underlying security cannot be predicted with certainty. When a Fund writes an option on securities, it receives a premium, but also gives up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it retains the risk of loss if the price of the underlying security declines. Other risks associated with writing options on securities shares include the possible inability to effect closing transactions at favorable prices and an appreciation limit on the shares set aside for settlement. When a Fund purchases a put option on securities, it is subject to the risk that it may lose its entire investment in the option if the Fund fails to exercise the option within the stated time period, or if it is otherwise unable to exercise the option as a result of restrictions imposed by applicable regulators.

•	Forward Foreign Currency Contracts and Related Options Risk. A forward currency contract, which involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract, reduces a Fund’s exposure to changes in the value of the currency that it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. The effect on the value of a Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. A contract to sell foreign currency would limit any potential gain which might be realized if the value of the hedged currency increases. A Fund may enter into these contracts (or options on such contracts) to hedge against foreign currency risk, to increase exposure to foreign currency or shift exposure to foreign currency fluctuations from one currency to another. Suitable hedging transactions may not be available in all circumstances and there is no assurance that such transaction will be successful.

•	Swap and Related Options Risk. The Funds may enter into credit derivatives called swaps, such as interest rate swaps or credit default swaps, or invest in options on swaps, to gain exposure to, or to mitigate specific forms of, interest rate or credit risk, respectively. Swaps are a type of derivative in which a privately negotiated agreement between two parties takes place to exchange or swap investment cash flows or assets at specified intervals in the future. There is no central exchange or market for swap transactions and, therefore, they are less liquid than exchange-traded instruments. The Fund will not enter into any agreement with a counterparty unless the Advisor believes that the other party to the transaction is creditworthy. The use of swap agreements and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If a counterparty defaults on its payment obligations to a Fund, the default will cause the value of your investment in the Fund to decrease. In addition, a Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Swap agreements also may be considered to be illiquid.

¡	Credit Default Swap Risk – In addition to risks associated with swaps generally, credit default swaps may subject a Fund to additional risks. A credit default swap agreement is an agreement between two parties: a buyer of credit protection and a seller of credit protection. A Fund may either be the buyer of credit protection against a designated event of default, restructuring or other credit related event (each a “Credit Event”) or the seller of credit protection in a credit default swap. The buyer in a credit default swap agreement is obligated to pay the seller a periodic stream of payments over the term of the swap agreement. If no Credit Event occurs, the seller of credit protection will have received a fixed rate of income throughout the term of the swap agreement. If a Credit Event occurs, the seller of credit protection must pay the buyer of credit protection the full notional value of the reference obligation through either physical settlement or cash settlement. If no Credit Event occurs, the buyer of credit protection will have made a series of periodic payments through the term of the swap agreement. However, if a Credit Event occurs, the buyer of credit protection will receive the full notional value of the reference obligation either through physical settlement or cash settlement from the seller of credit protection. A credit default swap may involve greater risks than if a Fund invested directly in the underlying reference obligations. For example, a credit default swap may increase a Fund’s credit risk because it has exposure to both the issuer of the underlying reference obligation and the counterparty to the credit default swap. In addition, credit default swap agreements may be difficult to value depending on whether an active market exists for the credit default swaps in which a Fund invests. Swaps and related options expose a Fund to counterparty credit risk (credit risk described above). A Fund could also suffer losses with respect to a swap agreement (or an option thereon) if the Fund is unable to terminate the agreement or reduce its exposure through offsetting transactions.

•	Commodity Futures Contracts Risk. Commodities are real assets such as energy, agriculture, livestock, industrial metals, and precious metals. A commodity futures contract is an agreement between two parties whereby one party agrees to buy an asset, such as gold, from the other party at a later date at a price and quantity agreed-upon when the contract is made. The buyer of the futures contracts is not entitled to ownership of the underlying commodity until and unless they decide to accept delivery at expiration of the contract. In practice, delivery of the underlying commodity to satisfy a futures contract rarely occurs because most futures traders use the liquidity of the central marketplace to sell their futures contract before expiration. Commodity futures contracts are traded on futures exchanges which offer a central marketplace at which to transact futures contracts, a clearing corporation to process trades, a standardization of expiration dates and contract sizes, and the availability of a secondary market. Despite the daily price limits that may be imposed by a futures exchange, the price volatility of commodity futures contracts has been historically greater than that for traditional securities such as stocks and bonds. To the extent that a Fund invests in commodity futures contracts, the assets of the Fund, and therefore the prices of Fund shares, may be subject to greater volatility. If a Fund’s positions have declined in value, the Fund may be required to post additional margin to cover this decline.

•	Equity Securities Risk. Equity markets can be volatile. In other words, the prices of equity securities can rise or fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. A Fund’s investments in equity securities may decline in value if the stock markets perform poorly. There is also a risk that a Fund’s investments in such equity securities will under-perform either the securities markets generally or particular segments of the securities markets.

•	Fixed Income Securities Risk:

•	Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

•	Change in Rating Risk. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return.

•	Interest Rate Risk. As nominal interest rates rise, the value of fixed income securities held by a Fund is likely to decrease. A nominal interest rate is the sum of a real interest rate and an expected inflation rate. Inflation-indexed securities, including Treasury Inflation-Protected Securities (TIPS), decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar duration.

•	Duration Risk. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

•	Prepayment and Extension Risk. As interest rates decline, the issuers of securities held by the Fund may prepay principal earlier than scheduled, forcing a Fund to reinvest in lower yielding securities. As interest rates increase, slower than expected principal payments may extend the average life of fixed income securities, locking in below-market interest rates and reducing the value of these securities. To the extent that a Fund invests in mortgage-backed securities, there is a greater risk that the Fund will lose money due to prepayment and extension risks associated with these securities.

•	Premium/Discount Risk. When a Fund buys a fixed-income security at a premium to its face value, it will be subject to the risk that the entire coupon (interest rate) may be paid out as a dividend. Over time the net asset value of the Fund will decline, because the premium on the fixed income security declines as it approaches maturity (at maturity the market price of a fixed income equals its face value). The declining premium lowers value of the security in the Fund’s portfolio. Thus the Fund may have attained a higher payout over the life of the fixed income security, but at the expense of an erosion in the value of such security over time. Premium erosion is most frequent among government and investment-grade corporate bond funds.

•  Foreign Securities Risk:

•	General Foreign Securities Risk. When a Fund invests in foreign securities, including investments in other investment companies that hold a portfolio of foreign securities, it will be subject to additional risks not typically associated with investing in U.S. Government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. In addition, the value of securities denominated in foreign currency can change when foreign currencies strengthen or weaken relative to the U.S. dollar. These currency movements may negatively impact the value of a Fund’s portfolio even when there is no change in the value of the related security in the issuer’s home country.

•	Emerging Market Risk: To the extent that a Fund invests in securities of foreign companies in emerging markets, the Fund will be subject to additional risks that may be different from or greater than risks of investing in securities of foreign companies based in developed countries. These risks include: illiquidity, significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital; currency declines and inflation (including rapid fluctuations in inflation rates).

•	Currency Risk. Foreign investments also may be riskier than U.S. investments because of fluctuations in currency exchange rates. Securities of foreign companies may be denominated in foreign currencies. Exchange rate fluctuations may reduce or eliminate gains or create losses. The Advisor may not hedge against currency movements in the various markets in which a Funds invest so the value of a Fund is subject to the risk of adverse changes in currency exchange rates. A Fund may engage in hedging of foreign currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency that the Fund owns or wants to own. In addition, a Fund may take active foreign currency positions not designed as a hedge, in which case the Fund is making investments in foreign currencies in an attempt to profit from changes in currency exchange rates. These foreign currency transactions will subject a Fund to currency risk. To the extent that a Fund engages in hedging of foreign currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency that a Fund owns or wants to own, this presents the risk that the two currencies may not move in relation to one another as expected. In that case, a Fund could lose money on its investment and also lose money on the position designed to act as a hedge. To the extent that foreign exchange rates do not move in the direction anticipated by the Advisor, a Fund will lose money on its foreign currency positions. The risks of a Fund’s foreign currency transactions are substantially different from those of its securities investments. A Fund’s foreign currency transactions and/or its investments or trades in securities denominated in foreign currencies or related derivative instruments may be adversely affected by changes in foreign currency exchange rates.

•	Government Securities Risk. It is possible that the U.S. Government would not provide financial support to its agencies or instrumentalities if it is not required to do so by law. If a U.S. Government agency or instrumentality in which a Fund invests defaults and the U.S. Government does not stand behind the obligation, the Fund’s share price or yield could fall. Securities of U.S. Government sponsored entities, such as Freddie Mac or Fannie Mae are neither issued or guaranteed by the U.S. Government. The U.S. Government’s guarantee of ultimate payment of principal and timely payment of interest of the U.S. Government securities owned by a Fund does not imply that the Fund’s shares are guaranteed or that the price of the Fund’s shares will not fluctuate.

•	Investment Company Securities Risk. When a Fund invests in another investment company (including ETFs and closed-end funds), it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, a Fund will incur higher expenses, many of which may be duplicative. In addition, a Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the funds). A Fund has no control over the risks taken by the underlying funds in which it invests.

•	ETF Risk. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to non-exchange traded funds: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

•	Closed-End Fund Risk. The amount of public information available about closed-end funds generally is less than for open end mutual funds. Consequently, the Advisor may make investment decisions based on information that is incomplete or inaccurate. In addition, because closed-end funds are not redeemable at the holder’s option, such funds typically trade primarily on the secondary market. The market price of a closed-end fund’s shares may be affected by its dividend or distribution levels (which are dependent, in part, on expenses), stability of dividends or distributions, general market and economic conditions, and other factors beyond the control of a closed-end fund. The foregoing factors may result in the market price of the shares of the closed-end fund being greater than, less than, or equal to, the closed-end fund’s net asset value. This means that a closed-end fund’s shares may trade at a discount to its net asset value. Another risk generally associated with closed-end funds is that most closed-end funds leverage their assets (i.e., use borrowed money to buy additional assets) in the attempt to enhance their yield. Closed-end funds can use several different methods to borrow money, including by issuing preferred stock or auction rate securities, entering into reverse repurchase agreements and dollar rolls, and/or borrowing under bank lines of credit. The use of leverage can provide higher yields and potentially higher returns for closed-end fund investors, but it also increases overall risk and the volatility of the investment. When a Fund attempts to trade a greater number of shares than the average daily volume of the closed-end fund, the selling pressure will cause the closed-end fund’s price to fall and its discount to widen suddenly, causing a sharp decline in the value of the closed-end fund. Overall stock market risks may affect the value of closed end funds. Factors such as domestic economic growth and market conditions, interest rate levels and political events may affect the securities markets and from time to time can cause markets to fall substantially. During periods of extreme market volatility, the price of a closed-end fund that holds a portfolio of fixed income securities generally may fall on the days that equity markets experience significant losses.

•	Junk Bond Risk. Each Fund (other than the Core Bond Fund and Core Tax-Exempt Fund) and its underlying funds may purchase high yield debt securities commonly referred to as “junk bonds.” The economy and interest rates affect junk bonds differently from other securities. The Core Bond Fund and Core Tax-Exempt Fund generally will not purchase non-investment grade securities, but may continue to hold securities that are subsequently downgraded to junk status until maturity or until such time as the Advisor deems it appropriate to sell them. A Fund may be subject to greater levels of interest rate and credit risk as a result of investing in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce a Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose its entire investment.

•	Management Risk. The strategies used by the Advisor with respect to a Fund may fail to produce the intended results. The ability of a Fund to meet its investment objectives is directly related to the Advisor’s investment strategies for the Fund. The return on an investment in a Fund will vary depending on the effectiveness of the Advisor’s research, analysis, asset allocation among portfolio securities. If the Advisor’s investment strategies with respect to a Fund fails to produce the intended results, your investment could be diminished or even lost. In addition, the Advisor’s active trading strategy for a Fund may increase the Fund’s costs and, thereby, reduce its performance.

•	Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations. The equity securities purchased by the Fund may involve large price swings and potential for loss. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

•	Mortgage-Related and Other Asset-Backed Securities Risk. Mortgage-related securities include pass-through securities, CMOs, commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. MBS may also possess credit risk. Because the assets providing cash flows to a mortgage-backed security are comprised of home mortgage loans, the holders of MBS are subject to default and delinquency risks. If mortgage borrowers are delinquent or default on their payments, the holders of MBS may not realize full repayment of their investment or may experience delays in the repayment of their investment. The credit risk of mortgage-backed securities depends, in part, on the likelihood of the borrower paying the promised cash flows of principal and interest on time. The credit risk of a specific MBS may be influenced by a variety of factors including: (i) the mortgage borrower’s lessened ability to repay in light of changed circumstances such as a job loss; (ii) the borrower’s ability to make higher mortgage payments which may result from floating-rate interest resets; (iii) declines in the value of the property which serves as collateral for the mortgage loan; (iv) seniority or priority of the specific MBS relative to other claims on the cash flow from the pool of mortgage loans.

Asset-backed securities typically are supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guaranty or senior subordination. The degree of credit enhancement varies, but generally amounts to only a fraction of the asset-backed security’s par value until exhausted. If the credit enhancement is exhausted, certificateholders may experience losses or delays in payment if the required payments of principal and interest are not made to the issuer of the asset-backed securities with respect to the underlying loans. The value of these securities also may change because of changes in the market’s perception of the creditworthiness of the servicing agent for the loan pool, the originator of the loans or the financial institution providing the credit enhancement. In addition, these securities also may be subject to prepayments which may shorten the securities’ weighted average life and may lower their return.

•	Municipal Securities Risk. Each Fund may invest in municipal securities. Municipal securities generally are issued by states and local government and their agencies, authorities and other instrumentalities. Municipal bonds are subject to risks generally associated with fixed income securities (e.g., interest rate risk, credit risk, change in rating risk, etc.). In addition, a municipal bond’s value could also be affected by legislation and other political events. Lower-rated municipal bonds are subject to greater risk than higher-quality municipal bonds. The types of municipal securities that a Fund may invest in include, without limitation, general obligation bonds, special revenue bonds, private activity bonds, tax increment financing (TIF) bonds, municipal leases, residual interest bonds, and auction rate preferred securities. These Funds may also invest in securities issued by underlying funds whose assets consist substantially of municipal securities. The value of municipal obligations can fluctuate over time, and may be affected by adverse political, legislative and tax changes, as well as by financial developments that affect the municipal issuers. Because many municipal obligations are issued to finance similar projects by municipalities (e.g., housing, healthcare, water and sewer projects, etc.), conditions in the sector related to the project can affect the overall municipal market. Payment of municipal obligations may depend on an issuer’s general unrestricted revenues, revenue generated by a specific project, the operator of the project, or government appropriation or aid. There is a greater risk if investors can look only to the revenue generated by the project. In addition, municipal bonds generally are traded in the “over-the-counter” market among dealers and other large institutional investors. From time to time, liquidity in the municipal bond market (the ability to buy and sell bonds readily) may be reduced in response to overall economic conditions and credit tightening. During times of reduced market liquidity, a Fund may not be able to sell bonds readily at prices reflecting the values at which the bonds are carried on the Fund’s books. Sales of large blocks of bonds by market participants, such as the Funds, that are seeking liquidity can further reduce bond prices in an illiquid market. It is not possible to predict whether such cycles of market illiquidity may be short-term or may continue over a protracted period of time. Municipal securities are also subject to the risk that legislative changes and local and business developments may adversely affect the yield or value of a Fund’s investments in such securities.

•	Preferred Stock Risk. Preferred stock generally is subject to risks associated with fixed income securities, including credit risk and sensitivity to interest rates. In addition, investment in preferred securities carries certain additional risks including:

•	Deferral Risk – Some preferred stock may contain provisions that allow the issuer, under certain conditions, to skip (i.e., “noncumulative” preferred stock) or defer (i.e., “cumulative” preferred stock) dividend payments. Fully taxable or hybrid preferred securities typically contain provisions that allow the issuer, at its discretion, to defer distributions for up to 20 consecutive quarters. If a Fund owns a preferred security that is deferring its distributions, the Fund may be required to report income for tax purposes while it is not receiving any income.

•	Redemption Risk – Preferred securities typically contain provisions that allow for redemption in the event of tax or security law changes in addition to call features at the option of the issuer. In the event of redemption, a Fund may not be able to reinvest the proceeds at comparable rates of return.

•	Limited Voting Rights Risk – Preferred securities typically do not provide any voting rights, except in cases when dividends are in arrears beyond a certain time period, which varies by issue.

•	Subordination Risk – Preferred securities are subordinated to bonds and other debt instruments in any issuer’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments.

•	Liquidity Risk – Preferred securities may be substantially less liquid than many other securities, such as U.S. government securities, corporate debt or common stock.

•	Correlation with Equity Markets – Overall stock market risks may affect the value of preferred stock. Factors such as domestic economic growth and market conditions, interest rate levels and political events may affect the securities markets and from time to time can cause markets to fall substantially. During periods of extreme market volatility, preferred stocks may be subject to these market risks. For example, the price of preferred stocks generally may fall on the days that equity markets experience significant losses.

•	Publicly Traded Partnership Risk. Each Fund, other than the Core Bond Fund and Core Tax-Exempt Fund, may invest in units or other interests issued by master limited partnerships that are listed and traded on U.S. securities exchanges or over-the-counter (“PTPs”). The value of the Fund’s investment in PTPs may fluctuate based on prevailing market conditions and the success of the PTP.

Risks associated with investments in PTPs include the fact that the success of a PTP typically is dependent upon its specialized management skills. Additionally, the risks related to a particular PTP investment by the Fund will vary depending on the underlying industries represented in the PTP’s portfolio. For example, the success of a PTP that invests in the oil and gas industries is highly dependent on oil and gas prices, which can be highly volatile. Moreover, the underlying oil and gas reserves attributable to such PTP may be depleted. Conversely, PTPs that invest in real estate typically are subject to risks similar to those of a REIT investment. Unlike ownership of common stock of a corporation, the Fund would have limited voting rights and have no ability annually to elect directors in connection with its investment in a PTP. Investments in PTPs are subject to various risks related to the underlying operating companies controlled by such partnerships, including dependence upon specialized management skills and the risk that such management may lack, or have limited, operating histories.

•	Real Estate Investment Trust (REIT) Risk – When a Fund invests in REITs, it is subject to risks generally associated with investing in real estate, such as: (i) possible declines in the value of real estate, (ii) adverse general and local economic conditions, (iii) possible lack of availability of mortgage funds, (iv) changes in interest rates, and (v) environmental problems. In addition, REITs are subject to certain other risks related specifically to their structure and focus, such as: (a) dependency upon management skills; (b) limited diversification; (c) the risks of locating and managing financing for projects; (d) heavy cash flow dependency; (e) possible default by borrowers; (f) the costs and potential losses of self-liquidation of one or more holdings; (g) the possibility of failing to maintain exemptions from securities registration; and, (h) in many cases, relatively small market capitalizations, which may result in less market liquidity and greater price volatility.

•	Short Sale Risk. Each Fund and its underlying funds may make short sales as part of its overall portfolio management strategies or to offset a potential decline in value of a security. When a Fund engages in a short sale, it sells a security it does not own and, to complete the sale, borrows the same security from a broker or other institution. The Fund may engage in short sales of derivative instruments such as a short sale of a futures contract. The Fund must replace the borrowed security by purchasing it at the market price at the time the Fund chooses to close the short sale, or at the time it is required to do so by the lender, whichever is earlier. Short sales therefore expose a Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. A Fund may also incur additional costs in connection with its short sales, including, for example, borrowing and accounting maintenance costs. These costs will tend to cause a Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale. When the Advisor makes a short sale for hedging purposes, the profit or loss associated with the short position is intended to offset any profit or loss associated with a corresponding long position (or long positions) in another security (or other securities). To the extent the profit or loss associated with the short position does not correlate precisely with the profit or loss associated with the corresponding long positions, the Fund will realize a net profit or loss.

•	Small and Mid-Cap Risk. Stocks of small and mid-cap companies are more risky than stocks of larger companies. Many of these companies are young and have a limited track record. Their securities may trade less frequently and in more limited volume than those of more mature companies. As a result, small and mid-cap stocks may be significantly more volatile than larger-cap stocks. Small and mid-cap companies also may lack the managerial, financial or other resources necessary to implement their business plans or succeed in the face of competition. The prospects for a company or its industry may deteriorate because of a variety of factors, including disappointing operating results or changes in the competitive environment. It may be difficult to sell a small or mid-cap stock, and this lack of market liquidity can adversely affect the Equity Fund’s ability to realize the market price of a stock, especially during periods of rapid market decline.

•	Tax Risk. In order to be tax-exempt, municipal securities must meet certain legal requirements and, in order for the Tax-Exempt Fund and Core Tax-Exempt Fund to pay exempt-interest dividends to its shareholders, these Funds must meet certain requirements of the Internal Revenue Code of 1986, as amended (the “Code”). Failure to meet such requirements may cause either the interest received or distributed to shareholders by each of the Tax-Exempt Fund and Core Tax-Exempt Fund to be taxable. Changes or proposed changes in federal tax laws may also cause the prices of municipal securities to fall. The federal income tax treatment of payments in respect of certain derivatives contracts is unclear. Additionally, a Fund may not be able to close out certain derivatives contracts when the Advisor determines it is desirable to do so. Consequently, the Fund may receive payments that are treated as taxable income for federal income tax purposes.

•	Turnover Risk. The Funds are actively managed and each experiences a high rate of portfolio turnover. A higher rate of portfolio turnover increases brokerage and other expenses, which are borne by the Fund and its shareholders. High portfolio turnover also may result in the realization of substantial net short-term capital gains which, when distributed, are taxable to shareholders.

OTHER INVESTMENT INFORMATION REGARDING ALL FUNDS

General

Each Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. For example, a Fund may hold all or a portion of its assets in money market instruments or securities of no-load mutual funds. If a Fund invests in shares of another investment company, the shareholders of the Funds generally will be subject to duplicative management fees. Each Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies. As a result of engaging in these temporary measures, a Fund may not achieve its investment objective.

The investment objective and strategies of a Fund may be changed without shareholder approval, except as noted below. A Fund’s stated investment policy of investing at least 80% of its net assets in the type of securities found in the Fund’s name may be changed only upon at least 60 days prior written notice to shareholders. The investment policy of each of the Tax-Exempt Fund and Core Tax-Exempt Fund to invest at least 80% of their assets in tax-exempt municipal securities as described above may not be changed without shareholder approval.

Investment in Other Investment Companies

Other investment companies include open end mutual funds, money market funds, ETFs (including ETFs that hold portfolios of securities that closely tracks the price performance and dividend yield of various indices), and actively managed closed-end funds. Subject to the restrictions and limitations of the 1940 Act, each Fund may elect to pursue its investment objectives either by investing directly in securities or by investing in one or more of these investment companies (collectively, “underlying funds”). As a shareholder of an underlying fund, a Fund indirectly will bear management and other fees which are in addition to the fees the Fund pays its service providers.

Each Fund may substantially invest in closed-end funds except the Core Bond Fund and Core Tax-Exempt Fund will not invest in closed-end funds. The structure of a closed-end fund poses additional risks than are involved when investing in open-end mutual funds. For example, closed-end funds generally list their shares for trading on a securities exchange and do not redeem their shares at the option of the shareholder. By comparison, mutual funds issue securities redeemable at net asset value at the option of the shareholder, and typically engage in a continuous offering of their shares. If a closed-end fund’s underlying market value rises and a fund’s discount narrows or its premium widens, the price return of the closed-end fund – the actual return to the shareholder – will be greater than the fund’s NAV return. Generally, demand for the type of asset class in which a closed-end fund invests will drive changes in, and levels of, premiums and discounts. The market price of closed-end fund shares may also be affected by its dividend or distribution levels (which are dependent, in part, on expenses), stability of dividends or distributions, general market and economic conditions, and other factors beyond the control of a closed-end fund. The foregoing factors may result in the market price of the shares of the closed-end fund being greater than, less than or equal to the closed fund’s net asset value. Another risk generally associated with closed-end funds is that most closed-end funds leverage their assets in the attempt to enhance their yield at the expense of increased NAV volatility.

Foreign Securities

When a Fund or an underlying fund invests in foreign securities, including sovereign debt, it will be subject to additional risks not typically associated with investing in U.S. government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States. Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to a Fund (or the underlying investment company vehicle in which a Fund may invest) by domestic companies or the U.S. government. In addition, the value of securities denominated in foreign currency can change when foreign currencies strengthen or weaken relative to the U.S. Dollar. To the extent a Fund’s currency exchange transactions do not fully protect the Fund against adverse changes in currency exchange rates, decreases in the value of currencies of the foreign countries in which the Fund will invest relative to the U.S. dollar will result in a corresponding decrease in the U.S. dollar value of the Fund’s assets denominated in those currencies (and possibly a corresponding increase in the amount of securities required to be liquidated to meet distribution requirements). Conversely, increases in the value of currencies of the foreign countries in which a Fund invests relative to the U.S. dollar will result in a corresponding increase in the U.S. dollar value of the Fund’s assets (and possibly a corresponding decrease in the amount of securities to be liquidated). These currency movements may negatively impact the value of a Fund’s portfolio even when there is no change in the value of the related security in the issuer’s home country. Sovereign debt differs from debt obligations issued by private entities in that, generally, remedies for defaults must be pursued in the courts of the defaulting party. Legal recourse is therefore limited. Political conditions, especially a sovereign entity’s willingness to meet the terms of its debt obligations, are of considerable significance.

A Fund may engage in hedging of foreign currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency that the Fund owns or wants to own. In addition, a Fund may take active foreign currency positions not designed as a hedge, in which case the Fund is making investments in foreign currencies in an attempt to profit from changes in currency exchange rates. These foreign currency transactions will subject the Fund to currency risk. To the extent that a Fund engages in hedging of foreign currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency that the Fund owns or wants to own, this presents the risk that the two currencies may not move in relation to one another as expected. In that case, a Fund could lose money on its investment and also lose money on the position designed to act as a hedge. To the extent that foreign exchange rates do not move in the direction anticipated by the Advisor, a Fund will lose money on its foreign currency positions. The risks of a Fund’s foreign currency transactions are substantially different from those of its securities investments. A Fund’s foreign currency transactions and/or its investments or trades in securities denominated in foreign currencies or related derivative instruments may be adversely affected by changes in foreign currency exchange rates.

Each Fund may invest directly, or indirectly through underlying funds, in securities of issuers located in emerging markets. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in foreign, developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging markets securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

Derivatives

Each Fund may utilize various investment strategies as described below for a variety of purposes, such as hedging various market risks or enhancing potential gain and for investment purposes. These strategies may be executed through the use of derivative contracts. There is no limit on each Fund’s use of derivative hedging transactions to the extent that such derivative transaction is not otherwise deemed an illiquid security pursuant to relevant guidelines.

In the course of pursuing these investment strategies, a Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity indices and other instruments, and purchase and sell futures contracts and options thereon, commodity futures contracts, and forward currency contracts (including options thereon), and enter into swap agreements (including credit default swaps and options on swaps) (collectively, “Strategic Transactions”). In addition, Strategic Transactions may also include new techniques, instruments or strategies that are permitted as regulatory changes occur. Strategic Transactions may be used without limit (subject to certain limits imposed by the 1940 Act) to attempt to protect against possible changes in the market value of securities held in or to be purchased for a Fund’s portfolio resulting from securities markets or currency exchange rate fluctuations, to protect the Fund’s unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Fund’s portfolio, or to establish a position in the derivatives markets as a substitute for purchasing or selling particular securities. Strategic Transactions may also be used to enhance potential gain. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of a Fund to utilize these Strategic Transactions successfully will depend on the Advisor’s ability to predict pertinent market movements, which cannot be assured. Each Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions will not be used to alter fundamental investment purposes and characteristics of a Fund, and a Fund will segregate assets (or as provided by applicable regulations, enter into certain offsetting positions) to cover its obligations under options and futures to limit leveraging of the Fund.

Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Advisor’s view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to a Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation a Fund can realize on its investments or cause a Fund to hold a security it might otherwise sell. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of a Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund’s position. In addition, futures and options markets may not be liquid in all circumstances. As a result, in certain markets, a Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized.

A detailed description of various risks associated with particular derivative instruments is included in “Additional Information About Fund Investments And Risk Considerations” in the Funds’ SAI.

Illiquid Securities

Each Fund is permitted to invest up to 15% of its net assets in securities that are illiquid or restricted as to resale. Each Fund may invest in Rule 144A securities that the Advisor determines to be liquid based on guidelines adopted by the Board of Trustees. Rule 144A allows a broader institutional trading market for securities otherwise subject to restriction on their resale to the general public. Rule 144A establishes a “safe harbor” from the registration requirements for resales of certain securities to qualified institutional buyers.

Rule 144A securities are not considered to be illiquid for purposes of the Funds’ illiquid securities policy, if such securities satisfy the conditions enumerated in Rule 144A and are determined to be liquid by the Advisor in accordance with the requirements established by the Board of Trustees. Certain Rule 144A securities may be structured as investment trusts. These investment trusts hold corporate bonds or credit default swaps which are selected by the sponsor. As Rule 144A securities, these investments are only available to qualified institutional buyers.

HOW TO BUY SHARES

Shares of the YieldQuest Funds are available for investment only by clients of registered investment advisors, financial planners and other financial institutions or other investors which have been approved in advance by the Advisor. In addition, the Advisor may approve employees, former employees, shareholders and directors/trustees of the Advisor or the YieldQuest Funds, and friends and family members of such persons, as investors. All investments are subject to prior approval of the Advisor, and all investors must complete and submit the necessary account registration forms in good order. You may confirm your eligibility to invest in a Fund by calling the Advisor at 866-YQuest1 (866-978-3781). In certain circumstances, you may be required to confirm your eligibility in writing by no later than the close of business on the day of the purchase. Each Fund reserves the right to reject any initial or additional investment.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. This means that when you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask for other identifying documents or information.

What kind of shares can I buy?

The Equity Fund, Total Return Fund and Tax-Exempt Bond Fund each offer Institutional Class shares and Investor Class shares. The Core Bond Fund and the Core Tax-Exempt Fund do not offer shares in either the Institutional Class or the Investor Class at this time.

Institutional Class.  Institutional Class shares are subject to a higher minimum initial investment of $10,000 and minimum subsequent investments are $250. Institutional Class shares do not pay any 12b-1 fees or Administrative Services fees. Institutional Class shares can be purchased directly through the Funds’ Distributor without charge, or through other financial institutions which may charge transaction fees with respect to your purchase. Institutional Class shares are available for investment only by clients of investment advisers, financial planners and other financial institutions or investors approved in advance by the Advisor.

Investor Class.  Investor Class shares require an initial minimum investment of $250 and minimum subsequent investments of $25. Investor Class shares charge a 0.25% 12b-1 fee and a 0.10% Administrative Services fee, and are offered through mutual fund supermarkets or other platforms offered by broker-dealers, 401(k) plans, banks, or trust companies that have entered into a selling agreement with the Fund’s distributor. It is anticipated that Investor Class shares will be available on platforms with no transaction fees. Investor Class shares are available to clients of investment advisers, financial planners, and other financial institutions or investors approved in advance by the Advisor and who invest through a mutual fund supermarket or platform whose sponsor has entered into a selling agreement with the Funds’ Distributor, YieldQuest Securities, LLC.

You may be eligible to purchase both classes of shares. If so, you should compare the fees and expenses applicable to each class and decide which is better for you. The Investor Class shares will have ongoing 12b-1 fees and Administrative Services fees, whereas the Institutional Class shares do not, but may be subject to transaction fees payable to the financial institution you use to make your purchase. Depending on the length of time you intend to hold the shares, you may pay more with one class than you would with the other.

Each Fund reserves the right to change the above eligibility criteria for its Institutional and Investor Classes.

	Institutional Class	Investor Class
Sales Charge (Load)	None	None
Distribution and Service (12b-1) Fee	None	Subject to annual distribution and shareholder servicing fee of 0.25% of each Fund’s average daily net assets applicable to Investor Class shares.
Administration Services Fee	None	Subject to annual administration services fees of 0.10% of each Fund’s average daily net assets applicable to Investor Class shares.
Fund Expenses	Lower annual expenses than Investor Class shares.	Higher annual expenses than Institutional Class shares.
Minimum Investment Amounts	Initial minimum investment of $10,000. Subsequent investments of at least $250.	Initial minimum investment of $250. Subsequent investments of at least $25.

The Advisor may, in its sole discretion, waive these minimums in certain circumstances. If your investment is aggregated into an omnibus account established by your investment advisor, financial planner or other financial intermediary, the account minimums apply to the omnibus account, not to your individual investment. If you choose to purchase or redeem shares directly from a Fund, you will not incur charges on purchases and redemptions. If you purchase or redeem shares through a broker-dealer or other financial intermediary, you may be charged a fee by that intermediary.

Initial Purchase

By Mail — To be in proper form, your initial purchase request must:

•	include a completed and signed investment application form, noting Fund and Class, which accompanies this Prospectus, and any additional supporting legal documentation required by the Advisor to approve your eligibility;

•	include a check made payable to the appropriate Fund; no third party checks will be accepted. If your check is returned, a $25 fee will be assessed against your account; and

•	Pre-approved in advance by the Funds’ Advisor;

Mail the completed application and check to:

U.S. or Overnight Mail:	YieldQuest Funds c/o PNC Global Investment Servicing 100 Freight Street, P.O. Box 9818 Pawtucket, RI 02860

By Wire – You may also purchase shares of a Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call PNC Global Investment Servicing (U.S.) Inc. (“PNC”), the Funds’ transfer agent, at 1-877-497-3634 to obtain instructions on how to set up your account and to obtain an account number.

You must provide a signed application to PNC at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Funds, their custodian and transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by a Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Funds or their transfer agent. There is presently no fee for the receipt of wired funds, but the Funds may charge shareholders for this service in the future.

Additional Investments

Investors approved in advance by the Advisor typically may purchase additional shares of any Fund at any time (subject to minimum investment requirements) by mail, wire or automatic investment. Each additional mail purchase request must contain:

•	your name

•	the name of your account(s),

•	your account number(s),

•	the name of the applicable Fund and Class, and

•	a check made payable to the applicable Fund.

Checks should be sent to the YieldQuest Funds at the address listed under the heading “Initial Purchase – By Mail” in this prospectus. To send a bank wire, follow the instructions outlined under the heading “Initial Purchase — By Wire” in this prospectus. Each Fund reserves the right to reject any additional investment.

Automatic Investment Plan

You may make regular investments in a Fund with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $100 or more from your checking account. You may change the amount of your monthly purchase at any time. If an Automatic Investment Plan purchase is rejected by your bank, your shareholder account will be charged a fee to defray bank charges.

Tax Sheltered Retirement Plans

Shares of the Funds may be an appropriate investment medium for tax sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions (SEPs); SIMPLE plans; 401(k) plans; qualified corporate pension and profit sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact the Funds’ transfer agent for the procedure to open an IRA or SEP plan and more specific information regarding these retirement plan options. Please consult with your attorney or tax advisor regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of a Fund from the IRA unless you pay the fees directly to the IRA custodian. Call the Funds’ transfer agent about the IRA custodial fees at 1-877-497-3634.

Investor Class Distribution and Servicing Arrangements

The Core Equity, Total Return Bond, and Tax-Exempt Bond Funds each has adopted an Investor Class Distribution and Shareholder Services Plan under Rule 12b-1 that allows it to pay distribution fees for the sales and distribution of Investor Class shares of the Funds to mutual fund supermarkets, and other platforms sponsored by any 401(k) plan, bank, trust company or broker-dealer that has entered into a selling agreement with the YieldQuest Funds’ distributor. These fees are called “Rule 12b-1 fees”. Rule 12b-1 fees are paid by the Funds to the Distributor as compensation for its services and expenses in connection with the sale and distribution of Fund shares. The Distributor in turn pays all or part of these Rule 12b-1 fees to certain entities which may include investment advisors, banks, trust companies, retirement plan administrators and other types of service providers which provide distribution services and shareholder and administrative support with respect to shares of the Fund attributable to or held in the name of the service provider for its clients or other parties with whom they have a servicing relationship. Under the terms of each Distribution and Shareholder Services Plan, a Fund is authorized to pay a service provider (which may include affiliates of the Fund) a shareholder services fee which is based on the average daily net asset value of the Investor Class shares of the Fund attributable to or held in the name of the service provider for providing certain distribution and administrative services to Fund shareholders with whom the service provider has a servicing relationship.

Investor Class shares pay an annual Rule 12b-1 fee of 0.25% of the average daily net assets of Investor Class shares in each respective Fund. Rule 12b-1 fees help the Distributor sell Investor Class shares without an up-front sales charge by defraying the costs of mutual fund supermarket or platform fees and other expenses paid to financial intermediaries.

Because Rule 12b-1 fees are paid out of a Fund’s Investor Class assets on an on-going basis, over time these fees will increase the cost of your investment in the Investor Class shares.

In addition, the Advisor (not the Fund) may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee from its bona fide profits for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.

Investor Class Administration Plan

The Core Equity, Total Return Bond and Tax-Exempt Bond Funds have adopted an Administration Plan with respect to Investor Class shares, pursuant to which each Fund pays an annual fee equal to 0.10% of the average daily net assets of each Fund’s Investor Class shares to the Funds’ Distributor to compensate financial intermediaries that provide administrative services to the Investor Class shareholders pursuant to a written agreement with the Distributor. Financial intermediaries eligible to receive payments under the Administration Plan include mutual fund supermarkets and other platforms sponsored by any 401(k) plan, bank, trust company or broker-dealer that has entered into an agreement with YieldQuest Securities, LLC, the Funds’ Distributor.

For purposes of the Administration Plan, administrative services include, but are not limited to (i) acting as recordholder and nominee of Investor Class shares beneficially owned by the financial intermediary’s customers; (ii) providing sub-accounting services to such customers; (iii) processing and issuing confirmations with respect to orders to purchase, redeem or exchange Investor Class shares; (iv) processing dividend payments; and (v) providing periodic account statements. Over time, administration fees increase the cost of your investment in a Fund’s Investor Class shares because these fees are paid out of a Fund’s assets on an on-going basis.

Purchases of Investor Class Shares Through an Intermediary

If you invest in Investor Class shares of a Fund through a mutual fund supermarket or other platform offered by a broker-dealer, 401(k) plan, trust company or other financial intermediary, their policies and fees for transacting business may be different than those described in this Prospectus. Some financial intermediaries may charge transaction fees and set different minimum investments or limitations on buying or selling shares. Some financial intermediaries do not charge a direct transaction fee, but instead charge a fee for services such as administrative and/or shareholder services that the financial intermediary provides on the Funds’ behalf. This fee may be based on the number of accounts or may be a percentage, currently up to 0.40% annually, of the average value of Funds’ Investor Class shareholder accounts for which the financial intermediary provides services. The Funds’ Investor Class shares pay all or a portion of this fee up to 0.25%, pursuant to the Funds’ 12b-1 Plan, and 0.10% pursuant to the Fund’s Administration Plan, each of which is discussed above. The 12b-1 portion of the total fee is intended to compensate the financial intermediary for distribution-related services, while the administration fee is intended to compensate the financial intermediary for providing the same services that would otherwise be provided by the Funds’ transfer agent or other service provider if the Investor Class shares had been purchased directly. To the extent that any portion of the total fees charged by an intermediary is not paid by the Investor Class of the Funds, the Advisor to the Funds may pay the remaining portion to financial intermediaries for such services.

Financial intermediaries that receive payments from the Funds pursuant to the 12b-1 Plan and/or the Administration Plan may have a conflict of interest in recommending or selling a Fund’s shares rather than other mutual funds, particularly where such payments exceed those associated with other funds. The Funds may from time to time purchase securities issued by financial intermediaries that provide such services; however, in selecting investments for a Fund, no preference will be shown for such securities.

Other Purchase Information

YieldQuest Funds may limit the amount of initial or subsequent purchases and refuse to sell shares to any person. If your check or wire does not clear, you will be responsible for any loss incurred by a Fund. You may be prohibited or restricted from making future purchases in a Fund. Checks must be made payable to the applicable Fund. The Funds and their transfer agent do not accept third party checks, cashier checks, counter checks, travelers checks, money orders, and credit card checks without proper identification. Medallion signature guarantee stamps may be required on identification documentation. All documentation requiring a medallion signature guarantee stamp must utilize a New Technology Medallion stamp.

YieldQuest Funds have authorized brokers to receive on their behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Funds’ behalf. A Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, receives the order. It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the Funds’ transfer agent. Investors’ orders will be priced at the net asset value next computed after they are received by an authorized broker or the broker’s authorized designee and accepted by a Fund. If you purchase your Fund shares through a broker-dealer or other intermediary, you may be charged a fee by that broker-dealer or intermediary.

HOW TO REDEEM SHARES

You may receive redemption payments by check or federal wire transfer. The proceeds may be more or less than the purchase price of your shares, depending on the market value of a Fund’s securities at the time of your redemption. A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change. Any charges for wire redemptions will be deducted from your Fund account by redemption of shares. The Funds do not intend to redeem shares in any form except cash. However, if the amount you are redeeming is over the lesser of $250,000 or 1% of a Fund’s net asset value, the Fund has the right to redeem your shares by giving you the amount that exceeds the lesser of $250,000 or 1% of the Fund’s net asset value in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund. If you redeem your shares through a broker/dealer or other institution, you may be charged a fee by that institution.

By Mail – You may redeem any part of your account in a Fund at no charge by mail. Your request should be addressed to:

U.S. or Overnight Mail:	YieldQuest Funds c/o PNC Global Investment Servicing 100 Freight Street, P.O. Box 9818 Pawtucket, RI 02860

Your request for a redemption must include your letter of instruction, including the applicable Fund’s name and Class of shares, your account number, account name(s) and address, and the dollar amount or number of shares you wish to redeem. Requests to sell shares that are received in good order are processed at the net asset value next calculated after we receive your order in proper form. To be in proper form, your request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. The Funds may require that signatures be guaranteed if you request the redemption check be made payable to any person other than the shareholder(s) of record or mailed to an address other than the address of record, or if the mailing address has been changed within 90 days of the redemption request. The Funds may also require a medallion signature guarantee stamp for redemptions of $25,000 or more. Medallion signature guarantees are for the protection of shareholders. You can obtain a medallion signature guarantee stamp from most banks and securities dealers, but not from a notary public. For joint accounts, both signatures must be guaranteed. Please call the transfer agent at 1-877-497-3634 if you have questions. At the discretion of a Fund or the Fund’s transfer agent, you may be required to furnish additional legal documents to insure proper authorization, prior to a redemption.

By Telephone – You may redeem any part of your account in a Fund by calling PNC at 1-877-497-3634 (redemptions from retirement plans cannot be processed by telephone). You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Funds, their transfer agent and custodian are not liable for following redemption or exchange instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed to confirm that telephone instructions are genuine may include recording telephone instructions and requiring a form of personal identification from the caller.

The Funds may terminate the telephone redemption and exchange procedures at any time. During periods of extreme market activity it is possible that shareholders may encounter some difficulty in telephoning the Funds, although neither the Funds nor the transfer agent has ever experienced difficulties in receiving and, in a timely fashion, responding to telephone requests for redemptions or exchanges. If you are unable to reach the Funds by telephone, you may request a redemption or exchange by mail at address listed under the heading “Initial Purchase – By Mail” in this prospectus.

YieldQuest Funds’ Policy on Market Timing.  The YieldQuest Board of Trustees has adopted policies and procedures to discourage market timing. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short term market movements. Market timing may result in dilution of the value of a Fund’s shares held by long term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders.

If you invest in a Fund through a bank, broker-dealer, 401(k) plan, financial advisor or financial supermarket (“Financial Intermediary”), the Financial Intermediary may enforce its own market timing policy.

While each Fund attempts to deter market timing, there is no assurance that it will be able to identify and eliminate all market timers. For example, omnibus accounts typically provide a Fund with a net purchase or redemption request on any given day where purchasers and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Fund. The netting effect often makes it more difficult to detect market timing and there can be no assurance that the Funds will be able to detect market timers in an effective manner. Each Fund reserves the right to reject any purchase order that it does not believe is in the best interest of the Fund or its shareholders or if the Fund believes that the trading is abusive. The Funds have not entered into any arrangements with any person to permit frequent purchases and redemptions of their shares.

Additional Information – If you are not certain of the requirements for a redemption, please call the Funds’ transfer agent at 1-877-497-3634. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption request. You may be assessed a fee if a Fund incurs bank charges because you direct the Fund to re-issue a redemption check. However, payment for redemptions made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission (the “SEC”), the Funds may suspend redemptions or postpone payment dates.

Because the Funds incur certain fixed costs in maintaining shareholder accounts, each Fund may require you to redeem all of your shares in the Fund on 30 days written notice if the value of your Institutional Class shares in the Fund is less than $10,000 (or less than $250 for Investor Class shares) due to redemptions, or such other minimum amount as the Fund may determine from time to time. You may increase the value of your shares in the Fund to the minimum amount within the 30-day period. All shares of a Fund are also subject to involuntary redemption if the Board of Trustees determines to liquidate a Fund. An involuntary redemption will create a capital gain or a capital loss which may have tax consequences about which you should consult your tax advisor.

DETERMINATION OF NET ASSET VALUE

The price you pay for your shares is based on the applicable YieldQuest Fund’s net asset value per share (“NAV”). The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange (“NYSE”) is open for business (the NYSE is closed on weekends, most Federal holidays and Good Friday). The NAV is calculated by dividing the value of a Fund’s total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding.

Each Fund’s assets generally are valued at their market value. Market value is generally determined on the basis of last reported sales prices, or if no sales prices are reported, based on the quotes obtained from a quotation reporting system, established market makers, or pricing services. Debt securities held by the Funds are valued based on information furnished by independent pricing services or market quotations. NASDAQ-traded securities are valued using the NASDAQ official closing price (“NOCP”). Certain securities or investments for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. ETFs, exchange-traded options, futures contracts and options on futures contracts are valued at the settlement price determined by the exchange. Other securities for which market quotes are not readily available are valued at a fair value as determined in good faith by the Advisor, pursuant to guidelines established by the Board of Trustees. Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from independent pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at a fair value, which is an estimated value determined in good faith by the Advisor, subject to guidelines approved by the Board of Trustees. Fair valuation also may be used if extraordinary events occur after the close of the relevant market but prior to the NYSE close. Investments in foreign securities, junk bonds or thinly traded securities are more likely to trigger fair valuation than investments in other types of securities. To the extent that there is a delay between a change in the value of a Fund’s portfolio holdings, and the time when that change is reflected in the net asset value of the Fund’s shares, the Fund is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at net asset values that do not reflect appropriate fair value prices. The Funds seek to deter and prevent this activity, sometimes referred to as “stale price arbitrage,” by the use of fair value pricing. There are no assurances, however, that a Fund will realize fair valuation upon the sale of a security.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

The Equity Fund typically distributes substantially all of its net investment income in the form of dividends to its shareholders annually. Each of the Total Return Fund, Tax-Exempt Fund, Core Bond Fund and Core Tax-Exempt Fund (each a “Bond Fund”) typically declares substantially all of its net investment income as dividends and pays such dividends to its shareholders on a monthly basis. Each Fund typically distributes its net long-term capital gains and its net short term capital gains annually. These distributions are automatically reinvested in the applicable Fund unless you request cash distributions on your application or through a written request. Dividends paid by the Funds may be eligible in part for the dividends received deduction for corporations.

Taxes

Investment income distributed by the Funds generally will consist of interest income and dividends received on investments, less expenses. The dividends you receive, whether or not reinvested, will be taxed as ordinary income, except as described below. The Equity Fund will normally distribute dividends on an annual basis, while each other Fund will distribute dividends on an monthly basis.

By meeting certain requirements of the Code, the Tax-Exempt Fund and Core Tax-Exempt Fund would qualify to pay exempt-interest dividends to their shareholders. These dividends (“exempt-interest dividends”) are derived from interest income exempt from federal income tax, and are not subject to federal income tax when distributed to shareholders of these three Funds. Specifically, these Funds can pay exempt-interest dividends only for taxable years in which, at the end of each quarter, at least 50% of the value of its total assets consists of securities generating such exempt interest income. Distributions from these Funds other than exempt-interest dividends generally will be taxable as ordinary income, except in the case of distributions of net long-term capital gains.

Interest on the municipal securities purchased by the Tax-Exempt Fund and the Core Tax-Exempt Fund and on the municipal securities purchased by other investment companies that qualify as grantor trusts or certain other investment vehicles is believed to be free from federal income tax based on opinions issued by bond counsel. However, there is no guarantee that the opinions are correct or that the IRS will agree with the opinions. In addition, the Code imposes limitations on the use and investment of the proceeds of state and local governmental bonds and of other funds of the issuers of such bonds. These limitations must be satisfied on a continuing basis to maintain the exclusion from gross income of interest on such bonds. Bond counsel qualify their opinions as to the federal tax status of new issues of bonds by making such opinions contingent on the issuer’s future compliance with these limitations. Any failure on the part of an issuer to comply with these limitations, or a determination by the IRS that the securities do not qualify for tax-exempt treatment, could cause the interest on the bonds to become taxable to investors retroactive to the date the bonds were issued. If this were to happen, dividends paid by these Funds derived from this interest may be taxable.

Each Fund will distribute its net realized capital gains to its shareholders normally once a year. Capital gains generally are generated when a Fund sells its assets for a profit. The tax treatment of capital gains are taxed differently depending on how long the Fund held the capital asset sold. Capital gains depends on how long the Fund held the capital assets sold. Distributions of gains recognized on the sale of capital assets held for one year or less are taxed at ordinary income rates; distributions of gains recognized on the sale of capital assets held longer than one year are taxed at long-term capital gains rates. If a Fund distributes an amount exceeding its income and gains, this excess will generally be treated as a non-taxable return of capital.

Unless you indicate another option on your account application, any dividends and capital gain distributions paid to you by a Fund automatically will be invested in additional shares of that Fund. Alternatively, you may elect to have: (1) dividends paid to you in cash and the amount of any capital gain distributions reinvested; or (2) the full amount of any dividends and capital gain distributions paid to you in cash.

You may want to avoid making a substantial investment when a Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.

Selling shares (including redemptions) and receiving distributions (whether reinvested or taken in cash) usually are taxable events to the Funds’ shareholders. These transactions typically create the following tax liabilities for taxable accounts:

Summary of Certain Federal Income Tax Consequences for Taxable Accounts

The following discussion reflects the enactment of the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “2003 Tax Act”) and the Tax Increase Prevention and Reconciliation Act of 2005 (the “2005 Tax Act”).

Type of Transaction	Tax Status

Qualified dividend income	Generally maximum 15% on non-corporate taxpayers

Net short-term capital gain distributions	Ordinary income rate

Net long-term capital gain distributions	Generally maximum 15% on non-corporate taxpayers*

Exempt-interest dividends	Exempt

Sales of shares (including redemptions) owned more than one year	Gains taxed at generally maximum 15% on non-corporate taxpayers*

Sales of shares (including redemptions) owned for one year or less	Gains are taxed at the same rate as ordinary income; losses are subject to special rules

*For gains realized through December 31, 2010.

Under the 2003 and 2005 Tax Acts, effective for taxable years after December 31, 2002 through December 31, 2010, designated income dividends paid by a Fund to non-corporate shareholders generally will qualify for a maximum federal income tax rate of 15% to the extent such dividends are attributable to qualified dividend income from the Fund’s investment in common and preferred stock of U.S. and foreign corporations, provided that certain holding period and other requirements are met. However, to the extent that a Fund has ordinary income from investments in debt securities, for example, such as interest income, dividends paid by the Fund and attributable to that income will not qualify for the reduced tax rate.

If shares of a Fund are purchased within 30 days before or after redeeming other shares of the Fund at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares. If shares of a Fund are sold at a loss after being held by a shareholder for six months or less, the loss will be long-term instead of short-term capital loss to the extent of any capital gains distributions received on the shares.

If you are a non-corporate shareholder and if a Fund does not have your correct social security or other taxpayer identification number, federal law requires us to withhold and pay to the Internal Revenue Service (“IRS”) 28% of your taxable distributions and sales proceeds. If you are subject to backup withholding, we also will withhold and pay to the IRS 28% of your distributions (under current law). Any tax withheld may be applied against the tax liability on your federal income tax return.

Because your tax situation is unique, you should consult your tax professional about federal, state and local tax consequences.

MANAGEMENT OF THE FUNDS

YieldQuest Advisors, LLC, 3280 Peachtree Road, Suite 2600, Atlanta, Georgia 30305, serves as investment advisor to the Funds. As Advisor, YieldQuest Advisors, LLC is responsible for the selection and ongoing monitoring of securities in each Fund’s investment portfolio, and for managing the Funds’ business affairs. In addition to managing the Funds, the Advisor and its affiliates provide investment advice and products to investment advisors, financial planners, mutual funds, and high-net worth individuals.

Pursuant to the terms of an investment advisory agreement with each Fund, as compensation for its investment management services, the Advisor is entitled to receive a fee, computed and accrued daily and paid monthly, at an annual rate based on the average daily net assets of each Fund as follows: Equity Fund 0.99%; Total Return Fund and Tax-Exempt Fund 0.59% each; Core Bond Fund 0.34%; and Core Tax-Exempt Fund 0.40%. For the fiscal year ended October 31, 2009, after applicable waivers and reimbursements, the Advisor received an advisory fee at the following annual rate of each Fund’s daily net assets: Equity Fund 0.00%; Total Return Fund 0.21%; and Tax-Exempt Fund 0.10%. For the Equity Fund, advisory fee waivers and reimbursements exceeded the advisory fee earned.

The Advisor contractually has agreed to waive its fee and, to the extent necessary, reimburse certain operating expenses, to the extent necessary to maintain total annual operating expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, 12b-1 expenses, administrative services fees and any indirect expenses (such as expenses incurred by other investment companies in which a Fund may invest), at the following percentages of average daily net assets of the Investor Class shares through February 28, 2011 Equity Fund 1.19%; Total Return Fund and Tax-Exempt Fund 0.79% each; Core Bond Fund 0.49%; and Core Tax-Exempt Fund 0.55%. Each waiver or reimbursement by the Advisor is subject to repayment by a Fund within the three fiscal years following the fiscal year in which that particular expense was incurred; provided that the Fund is able to make the repayment without exceeding the applicable expense limitation.

A discussion regarding the basis for the Board of Trustees’ approval of the Advisory Agreement on behalf of Equity, Total Return and Tax-Exempt Funds is included in the Funds’ Annual Report to Shareholders for the fiscal year ended October 31, 2009. A discussion regarding the basis for the Board of Trustees’ approval of the Advisory Agreement on behalf of the Core Bond and Core Tax-Exempt Funds was included in the Funds’ Semi-Annual Report to Shareholders for the fiscal period ended April 30, 2009.

Portfolio Managers

The Advisor uses a team approach to investment management. The members of the investment team each provide portfolio management services to each of the five YieldQuest Funds, except that Mr. Bliss is a portfolio manager solely for the Equity Fund. The individual members of the team who are primarily responsible for day-to-day management of the Funds are:

Jay K. Chitnis, CFA
Portfolio Manager and Chief Investment Strategist

Mr. Chitnis is solely and ultimately responsible for determining the investment strategy to be used by, and the advice to be given to, the YieldQuest Funds. Mr. Chitnis is Chief Investment Officer of YieldQuest

Advisors, LLC, and has served as such since the inception of the firm in 2004. While Mr. Chitnis is well versed in many areas of the financial marketplace, he specializes in the global fixed-income and equity markets.

Over the years, Mr. Chitnis has developed proprietary ETF and fixed-income trading models that have helped his clients add value to their portfolios. He has written several published articles on these topics, and has been quoted in numerous publications, including Business Week, Fortune, and Smart Money. Mr. Chitnis is an extremely popular speaker, and is frequently asked to present his ideas and strategies at money manager conferences throughout the country. Some of these include both regional chapters and the national meeting of the American Association of Individual Investors (AAII), the National Association of Personal Financial Advisors (NAPFA), and the Financial Planning Association’s national conferences and Webcasts.

Mr. Chitnis also serves as Senior Managing Director and Chief Investment Strategist of YieldQuest Securities, LLC, a registered broker-dealer and member of FINRA that also serves as principal underwriter of the YieldQuest Funds. Mr. Chitnis served as Managing Director of the YieldQuest Investment Group of an independent broker-dealer firm, Register & Akers Investments, Inc., from June 2004 to September 2005 and, prior to that, of McDonald Investments, a registered broker-dealer and FINRA member, from September 2001 to June 2004, where he was responsible for researching and implementing new investment ideas to a client base of over 200. Mr. Chitnis led a similar team as Managing Director within Wachovia Securities from 1998 to 2001. Mr. Chitnis obtained his Bachelor’s degree in Engineering from Rensselaer Polytechnic Institute in New York, and his Master’s degree in economics at New York University. He is also a CFA Charterholder.

David N. Summers IV, CFA
Portfolio Manager

Mr. Summers is responsible for assisting Mr. Chitnis in implementing the investment strategy of the YieldQuest Funds and for providing day-to-day management of the Funds. Mr. Summers is also Chief Compliance Officer of YieldQuest Advisors, LLC, and has served as such since the inception of the firm in 2004. Since 2004, Mr. Summers also has served as Managing Director of YieldQuest Securities, LLC, a registered broker-dealer and FINRA member that also serves as principal underwriter of the YieldQuest Funds. He served as Senior Vice President of the YieldQuest Investment Group of an independent broker-dealer firm, Register & Akers Investments, Inc., from June 2004 to September 2005 and, prior to that, of McDonald Investments, a registered broker-dealer and FINRA member, from September 2001 to June 2004, where he was a Vice President. Mr. Summers obtained his Bachelor’s degree in Economics from Georgia State University and his Master’s degree in Business Administration from Georgia State University. He is also a CFA Charterholder.

Joseph B. Patire
Portfolio Manager

Mr. Patire is responsible for assisting Mr. Chitnis in implementing the investment strategy of the YieldQuest Funds and for providing day-to-day management of the Funds. Mr. Patire is also a Managing Director of YieldQuest Advisors, LLC, and has served as such since the inception of the firm in 2004. Mr. Patire also serves as Managing Director of YieldQuest Securities, LLC. He served as Senior Vice President of the YieldQuest Investment Group of an independent broker-dealer firm, Register & Akers Investments, Inc., from June 2004 to September 2005 and, prior to that, of McDonald Investments, a registered broker-dealer and FINRA member, from September 2001 to June 2004, where he was a Vice President. Mr. Patire obtained his Bachelor’s degree in Management from Rensselaer Polytechnic Institute in New York.

John N. Bliss III
Portfolio Manager

Mr. Bliss is responsible for assisting Mr. Chitnis in implementing the investment strategy of the YieldQuest Core Equity Fund and for providing day-to-day management of the Fund. Mr. Bliss is also a Senior Vice President of YieldQuest Advisors, LLC, and has served as such since August 2004. Mr. Bliss also serves as a Senior Vice President of YieldQuest Securities, LLC. He served as an Associate Vice President of the YieldQuest Investment Group of an independent broker-dealer firm, Register & Akers Investments, Inc., from June 2004 to August 2005 and, prior to that, of McDonald Investments, a registered broker-dealer and

FINRA member, from September 2001 to June 2004, where he was an Investment Associate. Mr. Bliss obtained his Bachelor’s degree in Finance from the University of Georgia.

The Statement of Additional Information (“SAI”) contains information about the Portfolio Managers’ compensation structure, a description of other accounts they manage and their ownership of shares of the Funds.

DESCRIPTION OF BENCHMARKS

The S&P 500 Index is an unmanaged index which tracks the performance of 500 leading companies in leading industries of the U.S. economy, capturing 75% coverage of U.S. equities.

The Barclays Capital Aggregate Bond Index is an unmanaged index which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities). The Barclays Capital Aggregate Bond Index was previously named the Lehman Brothers Aggregate Bond Index.

The Barclays Capital 7 Year Municipal Bond Index is an unmanaged index comprised of investment grade municipal bonds with maturities close to seven years. The Barclays Capital 7 Year Municipal Bond Index was previously named the Lehman Brothers 7 Year Municipal Bond Index.

The returns shown for each index listed above do not reflect the deduction of fees and expenses associated with a mutual fund or the impact of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

FINANCIAL HIGHLIGHTS

The following tables are intended to help you better understand financial performance of the Institutional Class shares of the Equity Fund, Total Return Fund and Tax-Exempt Fund since commencement of investment operations on November 1, 2005; and Investor Class shares of the Equity Fund, Total Return Fund and Tax-Exempt Fund since commencement of investment operations on February 28, 2008. Certain information reflects financial results for a single share of these Funds. Total return represents the rate you would have earned (or lost) on an investment in a Fund, assuming reinvestment of all dividends and distributions. The information for the fiscal years or periods ended October 31, 2006, 2007, 2008 and 2009, was audited by Tait, Weller & Baker LLP, whose report, along with the Funds’ financial statements, are included in the YieldQuest Funds’ Annual Report to Shareholders, available upon request without charge.

FINANCIAL HIGHLIGHTS — (Continued)

The table sets forth financial data for one share of beneficial interest outstanding throughout the entire period.

	YieldQuest Core Equity Fund
	Institutional Class
	Year		Year	Year	Year
	Ended		Ended	Ended	Ended
	10/31/2009		10/31/2008	10/31/2007	10/31/2006(a)

Net Asset Value, beginning of period	$6.39		$12.89	$11.36	$10.00

Change in net assets from operations:
Net investment income	0.14	(b)	0.44	0.28	0.13
Net realized and unrealized gains (losses) on investments(c)	(0.66	)(b)	(6.60)	1.41	1.29

Total from investment operations	(0.52)		(6.16)	1.69	1.42

Distributions:
Net investment income	(0.61)		(0.34)	(0.16)	(0.06)
Net realized capital gains from investments	—		—	—	—	(d)

Total Distributions	(0.61)		(0.34)	(0.16)	(0.06)

Paid-in capital from redemption fees	—		—	—(d )	—	(d)

Net Asset Value, end of period	$5.26		$6.39	$12.89	$11.36

Net assets, end of period (000’s)	$3,231		$12,763	$25,370	$18,782
Total Return (e)(f)	(6.34%	)	(49.06% )	14.98%	14.24%
Ratios/Supplemental Data:
Ratios of expenses to average net assets: (g)
Before expense waivers/reimbursements	4.82%		2.88%	1.80%	2.85%
After expense waivers/reimbursements	2.63%		2.58%	1.24%	1.19%
After expense waivers/reimbursements excluding interest and dividend expense for securities sold short, if any	1.19%		1.19%	1.19%	1.19%
Ratios of net investment income (loss) to average net assets: (g)
Before expense waivers/reimbursements	0.87%		3.60%	1.90%	(0.29%	)
After expense waivers/reimbursements	3.06%		3.90%	2.46%	1.37%
Portfolio turnover rate (f)(h)	338%		499%	568%	455%

(a)	Commenced operations on November 1, 2005.

(b)	Per share data was calculated using weighted average shares outstanding method for the period.

(c)	Includes distributions of capital gains from underlying mutual funds.

(d)	Amount represents less than $0.01 per share.

(e)	Assumes reinvestment of all dividends and distributions, if any. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.

(f)	Not annualized for periods less than one year.

(g)	Annualized for periods less than one year.

(h)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

FINANCIAL HIGHLIGHTS — (Continued)

The table sets forth financial data for one share of beneficial interest outstanding throughout the entire period.

	YieldQuest Core
	Equity Fund
	Investor Class
	Year		Period
	Ended		Ended
	10/31/2009		10/31/2008(a)

Net Asset Value, beginning of period	$6.38		$11.36

Change in net assets from operations:
Net investment income	0.13	(b)	0.09
Net realized and unrealized gains (losses) on investments(c)	(0.68	)(b)	(5.07)

Total from investment operations	(0.55)		(4.98)

Distributions:
Net investment income	(0.60)		—

Total Distributions	(0.60)		—

Net Asset Value, end of period	$5.23		$6.38

Net assets, end of period (000’s)	$1,424		$120
Total Return(d)(e)	(6.82%	)	(43.84% )
Ratios/Supplemental Data:
Ratios of expenses to average net assets:(f)
Before expense waivers/reimbursements	5.17%		2.92%
After expense waivers/reimbursements	2.98%		2.56%
After expense waivers/reimbursements excluding interest and dividend expense for securities sold short, if any	1.54%		1.54%
Ratios of net investment income (loss) to average net assets:(f)
Before expense waivers/reimbursements	0.52%		2.89%
After expense waivers/reimbursements	2.71%		3.25%
Portfolio turnover rate(e)(g)	338%		499%

(a)	Commenced operations on February 28, 2008.

(b)	Per share data was calculated using weighted average shares outstanding method for the period.

(c)	Includes distributions of capital gains from underlying mutual funds.

(d)	Assumes reinvestment of all dividends and distributions, if any. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.

(e)	Not annualized for periods less than one year.

(f)	Annualized for periods less than one year.

(g)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

FINANCIAL HIGHLIGHTS — (Continued)

The table sets forth financial data for one share of beneficial interest outstanding throughout the entire period.

	YieldQuest Total Return Bond Fund
	Institutional Class
	Year		Year	Year	Year
	Ended		Ended	Ended	Ended
	10/31/2009		10/31/2008	10/31/2007	10/31/2006(a)

Net Asset Value, beginning of period	$7.60		$9.93	$10.51	$10.00

Change in net assets from operations:
Net investment income	0.53	(b)	0.63	0.54	0.41
Net realized and unrealized gains (losses) on investments(c)	(0.08	)(b)	(2.29)	(0.62)	0.51

Total from investment operations	0.45		(1.66)	(0.08)	0.92

Distributions:
Net investment income	(0.62)		(0.67)	(0.50)	(0.41)
Net realized capital gains from investments	—		—	—	—	(d)

Total Distributions	(0.62)		(0.67)	(0.50)	(0.41)

Paid-in capital from redemption fees	—		—	— (d)	—	(d)

Net Asset Value, end of period	$7.43		$7.60	$9.93	$10.51

Net assets, end of period (000’s)	$94,618		$186,944	$328,496	$138,239
Total Return(e)(f)	7.00%		(17.66% )	(0.86% )	9.31%
Ratios/Supplemental Data:
Ratios of expenses to average net assets:(g)
Before expense waivers/reimbursements	1.78%		1.44%	0.83%	0.94%
After expense waivers/reimbursements	1.40%		1.40%	0.83%	0.79%
After expense waivers/reimbursements excluding interest and dividend expense for securities sold short, if any	0.79%		0.80%(h )	0.79%	0.79%
Ratios of net investment income (loss) to average net assets:(g)
Before expense waivers/reimbursements	7.19%		6.75%	5.53%	4.70%
After expense waivers/reimbursements	7.57%		6.79%	5.53%	4.85%
Portfolio turnover rate(f)(i)	331%		165%	220%	137%

(a)	Commenced operations on November 1, 2005.

(b)	Per share data was calculated using weighted average shares outstanding method for the period.

(c)	Includes distributions of capital gains from underlying mutual funds.

(d)	Amount represents less than $0.01 per share.

(e)	Assumes reinvestment of all dividends and distributions, if any. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.

(f)	Not annualized for periods less than one year.

(g)	Annualized for periods less than one year.

(h)	Includes excise tax expense of 0.01% for the year end October 31, 2008, which is not included in the contractual expense limitation.

(i)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

FINANCIAL HIGHLIGHTS — (Continued)

The table sets forth financial data for one share of beneficial interest outstanding throughout the entire period.

	YieldQuest Total Return
	Bond Fund
	Investor Class
	Year		Period
	Ended		Ended
	10/31/2009		10/31/2008(a)

Net Asset Value, beginning of period	$7.60		$9.72

Change in net assets from operations:
Net investment income	0.50	(b)	0.41
Net realized and unrealized gains (losses) on investments(c)	(0.08	)(b)	(2.08)

Total from investment operations	0.42		(1.67)

Distributions:
Net investment income	(0.59)		(0.45)

Total Distributions	(0.59)		(0.45)

Net Asset Value, end of period	$7.43		$7.60

Net assets, end of period (000’s)	$5,671		$5,314
Total Return(d)(e)	6.62%		(17.76%)
Ratios/Supplemental Data:
Ratios of expenses to average net assets:(f)
Before expense waivers/reimbursements	2.13%		1.62%
After expense waivers/reimbursements	1.75%		1.56%
After expense waivers/reimbursements excluding interest and dividend expense for securities sold short, if any	1.14%		1.15	%(g)
Ratios of net investment income (loss) to average net assets:(f)
Before expense waivers/reimbursements	6.84%		6.78%
After expense waivers/reimbursements	7.22%		6.84%
Portfolio turnover rate(e)(h)	331%		165%

(a)	Commenced operations on February 28, 2008.

(b)	Per share data was calculated using weighted average shares outstanding method for the period.

(c)	Includes distributions of capital gains from underlying mutual funds.

(d)	Assumes reinvestment of all dividends and distributions, if any. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.

(e)	Not annualized for periods less than one year.

(f)	Annualized for periods less than one year.

(g)	Includes excise tax expense of 0.01% for the year end October 31, 2008, which is not included in the contractual expense limitation.

(h)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

FINANCIAL HIGHLIGHTS — (Continued)

The table sets forth financial data for one share of beneficial interest outstanding throughout the entire period.

	YieldQuest Tax-Exempt Bond Fund
	Institutional Class
	Year		Year	Year	Year
	Ended		Ended	Ended	Ended
	10/31/2009		10/31/2008	10/31/2007	10/31/2006(a)

Net Asset Value, beginning of period	$8.50		$10.09	$10.53	$10.00

Change in net assets from operations:
Net investment income	0.38	(b)	0.42	0.40	0.31
Net realized and unrealized gains (losses) on investments(c)	(0.02	)(b)	(1.58)	(0.44)	0.53

Total from investment operations	0.36		(1.16)	(0.04)	0.84

Distributions:
Net investment income	(0.42)		(0.43)	(0.40)	(0.31)
Net realized capital gains from investments	—		—	—	—	(d)

Total Distributions	(0.42)		(0.43)	(0.40)	(0.31)

Paid-in capital from redemption fees	—		—	— (d)	—	(d)

Net Asset Value, end of period	$8.44		$8.50	$10.09	$10.53

Net assets, end of period (000’s)	$49,671		$103,196	$191,007	$86,199
Total Return(e)(f)	4.46%		(11.88% )	(0.46% )	8.51%
Ratios/Supplemental Data:
Ratios of expenses to average net assets:(g)
Before expense waivers/reimbursements	2.21%		1.70%	0.81%	1.09%
After expense waivers/reimbursements	1.72%		1.60%	0.81%	0.79%
After expense waivers/reimbursements excluding interest and dividend expense for securities sold short, if any	0.79%		0.79%	0.79%	0.79%
Ratios of net investment income (loss) to average net assets:(g)
Before expense waivers/reimbursements	4.03%		4.16%	3.91%	3.25%
After expense waivers/reimbursements	4.52%		4.26%	3.91%	3.55%
Portfolio turnover rate(f)(h)	184%		158%	152%	72%

(a)	Commenced operations on November 1, 2005.

(b)	Per share data was calculated using weighted average shares outstanding method for the period.

(c)	Includes distributions of capital gains from underlying mutual funds.

(d)	Amount represents less than $0.01 per share.

(e)	Assumes reinvestment of all dividends and distributions, if any. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.

(f)	Not annualized for periods less than one year.

(g)	Annualized for periods less than one year.

(h)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

FINANCIAL HIGHLIGHTS — (Continued)

The table sets forth financial data for one share of beneficial interest outstanding throughout the entire period.

	YieldQuest Tax-Exempt
	Bond Fund
	Investor Class
	Year		Period
	Ended		Ended
	10/31/2009		10/31/2008(a)

Net Asset Value, beginning of period	$8.52		$9.85

Change in net assets from operations:
Net investment income	0.35	(b)	0.26
Net realized and unrealized gains (losses) on investments(c)	(0.03	)(b)	(1.33)

Total from investment operations	0.32		(1.07)

Distributions:
Net investment income	(0.39)		(0.26)

Total Distributions	(0.39)		(0.26)

Net Asset Value, end of period	$8.45		$8.52

Net assets, end of period (000’s)	$472		$313
Total Return(d)(e)	3.98%		(11.04% )
Ratios/Supplemental Data:
Ratios of expenses to average net assets:(f)
Before expense waivers/reimbursements	2.56%		1.84%
After expense waivers/reimbursements	2.07%		1.72%
After expense waivers/reimbursements excluding interest and dividend expense for securities sold short, if any	1.14%		1.14%
Ratios of net investment income (loss) to average net assets:(f)
Before expense waivers/reimbursements	3.68%		4.05%
After expense waivers/reimbursements	4.17%		4.17%
Portfolio turnover rate(e)(g)	184%		158%

(a)	Commenced operations on February 28, 2008.

(b)	Per share data was calculated using weighted average shares outstanding method for the period.

(c)	Includes distributions of capital gains from underlying mutual funds.

(d)	Assumes reinvestment of all dividends and distributions, if any. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.

(e)	Not annualized for periods less than one year.

(f)	Annualized for periods less than one year.

(g)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

PRIVACY POLICY

The following is a description of the Funds’ policies regarding disclosure of nonpublic personal information that you provide to the YIELDQUEST Funds or that they collect from other sources. In the event that you hold shares of a YIELDQUEST Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the YIELDQUEST Funds Collect.  The YIELDQUEST Funds collect the following nonpublic personal information about you:

•	Information the Funds receive from you on applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number and date of birth); and

•	Information about your transactions with the Funds, their affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the YIELDQUEST Funds Disclose.  The YIELDQUEST Funds do not disclose any nonpublic personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Funds are permitted by law to disclose all of the information they collect, as described above, to their service providers (such as the Funds’ custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Disposal of Information.  The YIELDQUEST Funds, through their transfer agent, have taken steps to reasonably ensure that the privacy of your nonpublic personal information is maintained at all times, including in connection with the disposal of information that is no longer required to be maintained by a Fund. Such steps shall include whenever possible, shredding paper documents and records prior to disposal, requiring off-site storage vendors to shred documents maintained in such locations prior to disposal, and erasing and/or obliterating any data contained on electronic media in such a manner that the information can no longer be read or reconstructed.

Confidentiality and Security.  The Funds restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Funds maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

FOR MORE INFORMATION

Several additional sources of information are available to you. The YieldQuest Funds’ SAI, is incorporated into this prospectus by reference, which means that it is legally a part of this prospectus. The SAI contains detailed information on the YieldQuest Funds’ policies and operations, including policies and procedures relating to the disclosure of the portfolio holdings by affiliates. Reports to shareholders may contain management’s discussion of market conditions and investment strategies that significantly affect each Fund’s performance results as of the Fund’s future semi-annual or annual periods.

Call the YieldQuest Funds at 1-877-497-3634 to request free copies of the SAI, the annual and semi-annual reports, to request other information about the YieldQuest Funds and to make shareholder inquiries. You may also obtain a copy of the SAI and annual and semi-annual reports at www.YieldQuest-Funds.com.

You may review and copy information about the YieldQuest Funds (including the SAI and other reports) at the SEC Public Reference Room in Washington, D.C. Call the SEC at (202) 551-8090 for room hours and operation. You may also obtain reports and other information about the Funds on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

Investment Company Act #811-21771

For More Information

Several additional sources of information are available to you. The YieldQuest Funds’ SAI, is incorporated into this prospectus by reference, which means that it is legally a part of this prospectus. The SAI contains detailed information on the YieldQuest Funds’ policies and operations, including policies and procedures relating to the disclosure of the portfolio holdings by affiliates. Reports to shareholders may contain management’s discussion of market conditions and investment strategies that significantly affect each Fund’s performance results as of the Fund’s future semi-annual or annual periods.

Call the YieldQuest Funds at 1-877-497-3634 to request free copies of the SAI, the annual and semi-annual reports, to request other information about the YieldQuest Funds and to make shareholder inquiries. You may also obtain a copy of the SAI and annual and semi-annual reports at www.YieldQuest-Funds.com.

You may review and copy information about the YieldQuest Funds (including the SAI and other reports) at the SEC Public Reference Room in Washington, D.C. Call the SEC at (202) 551-8090 for room hours and operation. You may also obtain reports and other information about the Funds on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

Investment Company Act #811-21771

3280 Peachtree Road, Suite 2600
Atlanta, Georgia 30305
1-877-497-3634
www.YieldQuest.com